                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-4025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                         (Zip code)

 David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                --------------------------------

Date of fiscal year end:     05-31
                         -------------------------------------------------------

Date of reporting period:    November 30, 2004
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

NOVEMBER 30, 2004

American Century Investments
Semiannual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

Tax-Free Money Market Fund

Tax-Free Bond Fund

[american century investments logo and text logo]

Table of Contents

Our Message to You.........................................................   1

TAX-FREE MONEY MARKET

TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information....................................................  33
Additional Information.....................................................  34

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Tax-Free Money Market and Tax-Free Bond funds for the six months ended
November 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated May
31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Tax-Free Money Market - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                               ------------------------------------
                                      AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                     1 YEAR     5 YEARS   10 YEARS(1)  INCEPTION(1)     DATE
-------------------------------------------------------------------------------
INVESTOR CLASS        0.82%      1.85%       2.54%        3.39%        7/31/84
-------------------------------------------------------------------------------
AVERAGE RETURN
OF LIPPER'S
TAX-EXEMPT
MONEY MARKET
FUNDS                 0.51%      1.56%       2.32%       3.22%(2)         --
-------------------------------------------------------------------------------
Fund's Lipper
Ranking as
of 11/30/04(3)      8 of 135   10 of 107   11 of 81     5 of 32(2)        --
-------------------------------------------------------------------------------
Fund's Lipper
Ranking as
of 12/31/04(3)      8 of 132   7 of 106    10 of 81     5 of 32(2)        --
-------------------------------------------------------------------------------

(1) Fund returns and rankings would have been lower if management fees had not been waived from 8/1/97 to 7/31/98. Beginning on 8/1/98, management fees were phased in at a rate of 0.10% each month until 12/1/98.

(2) Since 8/31/84, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
A-1+                                         67%                   73%
--------------------------------------------------------------------------------
A-1                                          33%                   27%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
1-30 days                                    77%                   89%
--------------------------------------------------------------------------------
31-90 days                                    --                    --
--------------------------------------------------------------------------------
91-180 days                                   5%                    5%
--------------------------------------------------------------------------------
More than 180 days                           18%                    6%
--------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                  1.27%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                  1.27%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                 1.69%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                 1.76%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                 1.90%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                 1.95%
--------------------------------------------------------------------------------

*The tax brackets indicated are for federal taxes only.

Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Tax-Free Money Market - Portfolio Commentary

PORTFOLIO MANAGER: ALAN KRUSS

PERFORMANCE SUMMARY & PERSPECTIVE

Tax-Free Money Market returned 0.49% for the six months ended November 30, 2004, outperforming the 0.33% average return of the 136 funds in Lipper's "Tax-Exempt
Money Market Funds" category, and ranking the fund in the top 6% (8 of 136) of the Lipper peers. Tax-Free Money Market also ranks in the top 10% for the 5-year period, and in the top 14% for the 10-year period ended November 30 (see the previous page for performance numbers).

ECONOMIC & MARKET PERSPECTIVE

The six months ended November 30, 2004, spanned a period when U.S. economic growth was decelerating--real annualized GDP growth was 3.3% and 4.0% in the second and third quarters of 2004 compared with 4.2% and 4.5% in the previous two quarters, and fourth-quarter 2004 GDP was projected to be around 3%. The economy slowed as oil prices soared and the Federal Reserve (the Fed) raised short-term interest rates. The price of crude oil jumped 23% during the six months, from approximately $40 a barrel to almost $50 (after hitting a high of
$55) and the Fed raised its overnight interest rate target four times, from 1%
to 2%.

PORTFOLIO POSITIONING & STRATEGY

As the Fed raised interest rates, Tax-Free Money Market's 7-day current yield rose as well, climbing from 0.71% on May 31, to 1.27% by November 30. Tax-Free
Money Market's WAM (weighted average maturity) also rose, starting off at 35 days on May 31, and ending the period at 55 days on November 30.

We continued to hold the bulk of the portfolio's assets in variable rate demand notes (VRDNs)-- very short-term, floating-rate municipal notes, whose yields in recent years have been very competitive with those of one-year muni notes. Most
VRDNs have weekly yield resets (though some are daily or monthly). These frequent resets are an advantage when interest rates are rising (as they were during the period), or when demand for very short-term securities drops, sending yields higher. VRDNs can capture higher yields more quickly than many other short-term securities, giving Tax-Free Money Market's yield a boost.

As of November 30, VRDNs made up 76.7% of the portfolio's holdings. The remainder was invested in municipal notes and bonds, municipal mandatory put bonds, and municipal commercial paper.

OUR COMMITMENT

We remain committed to seeking safety of principal along with high levels of federal tax-exempt current income, by investing in high-quality, very short-term debt securities issued by cities, counties, and other municipalities.

------
3

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 104.2%

ALABAMA - 3.4%
--------------------------------------------------------------------------------
           $2,900  Anniston Industrial Development
                   Board Rev., (Hunjan Moulded
                   Products Ltd.), VRDN, 1.92%,
                   12/2/04 (LOC: AmSouth Bank)                         $  2,900
--------------------------------------------------------------------------------
            4,105  Brundidge Combined Utilities
                   Rev., Series 2002 A, VRDN,
                   1.77%, 12/2/04 (LOC: SouthTrust
                   Bank N.A.)                                             4,105
--------------------------------------------------------------------------------
            2,165  Tuscaloosa Health Care Auth. Rev.,
                   (Pine Valley), VRDN, 1.82%,
                   12/2/04 (LOC: Amsouth Bank)                            2,165
--------------------------------------------------------------------------------
                                                                          9,170
--------------------------------------------------------------------------------
ARIZONA -- 1.2%
--------------------------------------------------------------------------------
            3,325  Pinal County Industrial
                   Development Auth. Solid Waste
                   Disposal Rev., (S & T Dairy
                   LLC),  VRDN, 1.92%, 12/2/04
                   (LOC: Wells Fargo Bank N.A.)                           3,325
--------------------------------------------------------------------------------
CALIFORNIA -- 6.1%
--------------------------------------------------------------------------------
            1,555  Alameda County Industrial
                   Development Auth. Rev., (Design
                   Workshops), VRDN, 1.94%, 12/2/04
                   (LOC: Wells Fargo Bank N.A.)                           1,555
--------------------------------------------------------------------------------
           12,000  San Bernardino County Housing
                   Auth. Rev., Series 2002 C, VRDN,
                   1.99%, 12/1/04                                        12,000
--------------------------------------------------------------------------------
            3,000  San Bernardino County Multifamily
                   Housing Auth. Rev., Series 1990 A,
                   (Highland Hills), VRDN,
                   1.625%, 2/11/05 (Acquired 4/23/04,
                   Cost $3,003)(1)                                        3,003
--------------------------------------------------------------------------------
                                                                         16,558
--------------------------------------------------------------------------------
COLORADO -- 4.1%
--------------------------------------------------------------------------------
            3,235  Arvada Water Enterprise Rev.,
                   VRDN, 1.85%, 12/1/04 (FSA)
                   (SBBPA: Dexia Credit Local)                            3,235
--------------------------------------------------------------------------------
            2,000  Colorado Health Facilities Auth.
                   Rev., (Boulder Coumunity Hospital),
                   VRDN, 1.81%, 12/1/04 (LOC: Bank
                   One Colorado N.A.)(2)                                  2,000
--------------------------------------------------------------------------------
            5,800  Colorado Housing & Finance Auth.
                   Rev., (Kroger Co.), VRDN, 1.77%,
                   12/2/04 (LOC: U.S. Bank Trust N.A.)                    5,800
--------------------------------------------------------------------------------
                                                                         11,035
--------------------------------------------------------------------------------
FLORIDA -- 11.6%
--------------------------------------------------------------------------------
            1,550  Broward County Educational
                   Facilities Auth. Rev., Series 2004 A,
                   (Nova Southeastern), 2.00%,
                   4/1/05 (AMBAC)                                         1,554
--------------------------------------------------------------------------------
              745  Broward County Health Facilities
                   Auth. Rev., (John Knox Village),
                   VRDN, 1.79%, 12/1/04 (RADIAN)
                   (SBBPA: LaSalle Bank N.A.)                               745
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
           $2,200  Collier County Industrial
                   Development Auth. Rev., Series
                   1999 C, (Community Health Care),
                   VRDN, 2.14%, 12/2/04 (LOC:
                   Wachovia Bank N.A.)                                 $  2,200
--------------------------------------------------------------------------------
            1,400  Florida Higher Educational
                   Facilities Financial Auth. Rev.,
                   (St. Thomas University),
                   VRDN, 1.69%, 12/1/04
                   (LOC: SunTrust Bank)                                   1,400
--------------------------------------------------------------------------------
            3,700  Florida Housing Finance Agency
                   Multifamily Rev., (Woodlands),
                   VRDN, 1.74%, 12/1/04 (LOC:
                   Northern Trust Company)                                3,700
--------------------------------------------------------------------------------
            4,965  Florida Housing Finance Agency
                   Rev., VRDN, 1.81%, 12/2/04
                   (SBBPA: Merrill Lynch Capital
                   Services) (Acquired 2/6/04-
                   4/19/04, Cost $4,965)(1)                               4,965
--------------------------------------------------------------------------------
            1,900  Hillsborough County Industrial
                   Development Auth. Rev., (Seaboard
                   Tampa), VRDN, 1.89%, 12/1/04
                   (LOC: Wachovia Bank N.A.)                              1,900
--------------------------------------------------------------------------------
            5,000  Jacksonville Health Rev., Series
                   2004 A, 1.93%, 7/27/05 (LOC:
                   Bank of America N.A.) (Acquired
                   11/4/04, Cost $5,000)(1)                               5,000
--------------------------------------------------------------------------------
            6,100  Miami Health Facilities Auth. Rev.,
                   VRDN, 1.77%, 12/2/04 (SBBPA:
                   Westdeutsche Landesbank AG)
                   (Acquired 1/29/04-4/19/04,
                   Cost $6,100)(1)                                        6,100
--------------------------------------------------------------------------------
            1,650  Orange County Housing Finance
                   Auth. Multifamily Guaranteed
                   Mortgage Rev., Series 1989 A,
                   (Sundown Association II), VRDN,
                   1.76%, 12/1/04 (LOC: Northern
                   Trust Company)                                         1,650
--------------------------------------------------------------------------------
            1,350  Pinellas County Health Facilities
                   Auth. Rev., (Hospital Facilities -
                   Bayfront), VRDN, 1.69%, 12/1/04
                   (LOC: SunTrust Bank)                                   1,350
--------------------------------------------------------------------------------
            1,000  Seminole County Industrial
                   Development Auth. Rev., VRDN,
                   1.87%, 12/2/04 (LOC: Bank of
                   America N.A.)                                          1,000
--------------------------------------------------------------------------------
                                                                         31,564
--------------------------------------------------------------------------------
GEORGIA -- 0.7%
--------------------------------------------------------------------------------
              765  Fulton County Development Auth.
                   Rev., (Darby Printing Co.), VRDN,
                   2.00%, 12/1/04 (LOC: Wachovia
                   Bank N.A.)                                               765
--------------------------------------------------------------------------------
            1,000  Fulton Dekalb Hospital Auth. Rev.,
                   4.00%, 1/1/05                                          1,002
--------------------------------------------------------------------------------
                                                                          1,767
--------------------------------------------------------------------------------
IDAHO -- 3.0%
--------------------------------------------------------------------------------
            5,000  Idaho Tax Anticipation Notes GO,
                   3.00%, 6/30/05                                         5,039
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
4

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
           $3,000  Lincoln County Industrial
                   Development Corp. Rev., (Double
                   A Dairy), VRDN, 1.92%, 12/2/04
                   (LOC: Bank of America N.A.)                         $  3,000
--------------------------------------------------------------------------------
                                                                          8,039
--------------------------------------------------------------------------------
INDIANA -- 10.6%
--------------------------------------------------------------------------------
            1,545  Elkhart County Rev., (Corrections
                   Complex), 2.00%, 6/1/05 (MBIA)                         1,546
--------------------------------------------------------------------------------
            2,800  Jasper County Industrial
                   Development Rev., (Newberry
                   Farms LLC), VRDN, 1.92%,
                   12/2/04 (LOC: Bank of the West)                        2,800
--------------------------------------------------------------------------------
            6,500  La Porte Industrial Development
                   Rev., (KKO Realty), VRDN, 1.92%,
                   12/2/04 (LOC: Bank of New York)                        6,500
--------------------------------------------------------------------------------
            1,655  Morgan County Rev., Series
                   2002 A, (Morgan Hospital &
                   Medical Center), VRDN, 1.80%,
                   12/2/04 (LOC: Fifth Third Bank)                        1,655
--------------------------------------------------------------------------------
           12,330  Morgan County Rev., Series
                   2002 B, (Morgan Hospital &
                   Medical Center), VRDN, 1.80%,
                   12/2/04 (LOC: Fifth Third Bank)                       12,330
--------------------------------------------------------------------------------
            4,000  Vincennes Economic Development
                   Rev., (Grandview Care Inc.),
                   VRDN, 1.88%, 12/2/04
                   (LOC: Bank One N.A.)                                   4,000
--------------------------------------------------------------------------------
                                                                         28,831
--------------------------------------------------------------------------------
KENTUCKY -- 0.7%
--------------------------------------------------------------------------------
            1,000  Murray Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.77%,
                   12/2/04 (LOC: U.S. Bank N.A.)                          1,000
--------------------------------------------------------------------------------
            1,000  Winchester Industrial Building
                   Rev., (Kroger Co.), VRDN, 1.77%,
                   12/2/04 (LOC: U.S. Bank N.A.)                          1,000
--------------------------------------------------------------------------------
                                                                          2,000
--------------------------------------------------------------------------------
LOUISIANA -- 2.2%
--------------------------------------------------------------------------------
            3,140  Louisiana Housing Finance Agency
                   Rev., (Multifamily Housing --
                   Palmetto), VRDN, 1.82%,
                   12/2/04 (FNMA)                                         3,140
--------------------------------------------------------------------------------
            2,800  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Trinity Episcopal School),
                   VRDN, 1.78%, 12/1/04 (LOC:
                   SunTrust Bank)                                         2,800
--------------------------------------------------------------------------------
                                                                          5,940
--------------------------------------------------------------------------------
MICHIGAN -- 1.1%
--------------------------------------------------------------------------------
            3,000  Michigan Municipal Bond Auth.
                   GO, (Local Government Loan
                   Program -- State Qualified),
                   3.00%, 5/1/05 (AMBAC)                                  3,021
--------------------------------------------------------------------------------
MINNESOTA -- 2.7%
--------------------------------------------------------------------------------
            7,340  Dakota County Community
                   Development Agency Rev., (Catholic
                   Finance Corp.), VRDN, 1.81%,
                   12/1/04 (LOC: U.S. Bank N.A.)                          7,340
--------------------------------------------------------------------------------
MISSOURI -- 7.6%
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
           $2,610  Kansas City Industrial Development
                   Auth. Rev., (Plaza Manor Nursing),
                   VRDN, 1.82%, 12/2/04
                   (LOC: Comerica Bank)                                $  2,610
--------------------------------------------------------------------------------
            7,355  Kansas City Tax Allocation Rev.,
                   Series 2003 A, (Chouteau I-35),
                   VRDN, 1.87%, 12/2/04 (MBIA)
                   (SBBPA: JPMorgan Chase Bank)                           7,355
--------------------------------------------------------------------------------
            9,550  Missouri State Health & Educational
                   Facilities Auth. COP, (Pembroke
                   Hill School), VRDN, 1.82%, 12/2/04
                   (LOC: Commerce Bank N.A.)                              9,550
--------------------------------------------------------------------------------
           1,000   Platte County COP, 4.00%, 3/1/05                       1,007
--------------------------------------------------------------------------------
                                                                         20,522
--------------------------------------------------------------------------------
MULTI-STATE -- 8.1%
--------------------------------------------------------------------------------
           13,096  Koch Floating Rate Trust Various
                   States Rev., Series 2000-1, VRDN,
                   1.92%, 12/2/04 (AMBAC) (SBBPA:
                   State Street Bank & Trust Co.)
                   (Acquired 5/2/00-7/7/00,
                   Cost $13,096)(1)(3)                                   13,096
--------------------------------------------------------------------------------
            8,764  Koch Floating Rate Trust Various
                   States Rev., Series 2001-1, VRDN,
                   1.92%, 12/2/04 (AMBAC) (SBBPA:
                   State Street Bank & Trust Co.)
                   (Acquired 11/4/02-10/12/04,
                   Cost $8,764)(1)                                        8,764
--------------------------------------------------------------------------------
                                                                         21,860
--------------------------------------------------------------------------------
NEVADA -- 2.4%
--------------------------------------------------------------------------------
            3,600  Clark County Economic
                   Development Rev., (Lutheran
                   Secondary School Association),
                   VRDN, 1.89%, 12/2/04
                   (LOC: Allied Irish Bank plc)                           3,600
--------------------------------------------------------------------------------
            2,895  Clark County School District GO,
                   4.00%, 6/15/05 (FSA)                                   2,932
--------------------------------------------------------------------------------
                                                                          6,532
--------------------------------------------------------------------------------
NEW JERSEY -- 0.5%
--------------------------------------------------------------------------------
            1,400  New Jersey Economic
                   Development Auth. Rev.,
                   (Erasteel Inc.), VRDN, 1.94%,
                   12/2/04 (LOC: Svenska
                   Handelsbanken AB)                                      1,400
--------------------------------------------------------------------------------
NEW MEXICO -- 0.6%
--------------------------------------------------------------------------------
            1,500  New Mexico Finance Auth. Rev.,
                   Series 2004 A, (University of
                   New Mexico Health), 2.00%,
                   4/1/05 (MBIA)                                          1,505
--------------------------------------------------------------------------------
NEW YORK -- 3.2%
--------------------------------------------------------------------------------
            3,600  Erie County GO, (Revenue
                   Anticipation Notes), 3.00%,
                   7/13/05 (LOC: Citigroup
                   Global Markets)                                        3,632
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
           $5,000  Metropolitan Transportation Auth.
                   Rev., Series 2004-1B, 1.83%,
                   3/10/05 (LOC: ABN Amro Bank
                   N.V.) (Acquired 11/2/04,
                   Cost $5,000)(1)                                     $  5,000
--------------------------------------------------------------------------------
                                                                          8,632
--------------------------------------------------------------------------------
NORTH CAROLINA -- 2.9%
--------------------------------------------------------------------------------
            6,000  North Carolina COP, Series 2004 B,
                   (Repair & Renovation), 2.00%,
                   6/1/05                                                 6,016
--------------------------------------------------------------------------------
            1,900  North Carolina Medical Care
                   Commission Retirement Facilities
                   First Mortgage Rev., Series 2001 C,
                   (Village at Brookwood), VRDN,
                   1.76%, 12/1/04 (LOC: Branch
                   Banking & Trust)                                       1,900
--------------------------------------------------------------------------------
                                                                          7,916
--------------------------------------------------------------------------------
OREGON -- 4.8%
--------------------------------------------------------------------------------
           13,100  Port of Portland Public Grain
                   Elevator Rev., (Columbia Grain
                   Inc.), VRDN, 1.90%, 12/2/04
                   (LOC: Wachovia Bank, N.A.)                            13,100
--------------------------------------------------------------------------------
TENNESSEE -- 7.0%
--------------------------------------------------------------------------------
            7,880  Bradley County Industrial
                   Development Board Rev., (Kroger
                   Co.), VRDN, 1.77%, 12/2/04
                   (LOC: U.S. Bank N.A.)                                  7,880
--------------------------------------------------------------------------------
              700  Cookeville Industrial Development
                   Board Rev., Series 2001 A,
                   (Advocacy & Resources Project),
                   VRDN, 1.82%, 12/2/04 (LOC:
                   AmSouth Bank)                                            700
--------------------------------------------------------------------------------
            2,300  Knox County Industrial
                   Development Board Rev.,
                   (Kroger Co.), VRDN, 1.77%,
                   12/2/04 (LOC: U.S. Bank
                   Trust N.A.)                                            2,300
--------------------------------------------------------------------------------
            8,200  Shelby County Health Educational
                   & Housing Facilities Board Rev.,
                   (Kings Daughter & Sons),
                   VRDN, 1.82%, 12/2/04
                   (LOC: AmSouth Bank)                                    8,200
--------------------------------------------------------------------------------
                                                                         19,080
--------------------------------------------------------------------------------
TEXAS -- 18.4%
--------------------------------------------------------------------------------
           10,000  Crawford Education Facilities
                   Corp. Rev., (University Package
                   System A), VRDN, 1.77%, 1/3/05
                   (LOC: BNP Paribas Group)                              10,000
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

           $5,090  Galveston County Housing Finance
                   Corp. Rev., (Village by the
                   Apartments), VRDN, 1.75%,
                   12/2/04 (FNMA)                                      $  5,090
--------------------------------------------------------------------------------
            5,500  Gulf Coast Industrial Development
                   Auth. Rev., (Petrounited Term Inc.),
                   VRDN, 1.78%, 12/2/04 (LOC: Bank
                   One Texas N.A.)                                        5,500
--------------------------------------------------------------------------------
            4,000  Hale County Industrial Development
                   Corp. Rev., (White River Ranch),
                   VRDN, 1.92%, 12/2/04 (LOC: Wells
                   Fargo Bank Bank N.A.)                                  4,000
--------------------------------------------------------------------------------
            9,165  Houston Higher Education Finance
                   Corp. Rev., Series 2004 A,
                   (University Parking Systems),
                   VRDN, 1.79%, 12/2/04 (LOC:
                   BNP Paribas Group)                                     9,165
--------------------------------------------------------------------------------
            4,180  San Antonio Education Facilities
                   Corp. Rev., Series 2004 A,
                   (Phase 1 Dormitory), VRDN,
                   1.75%, 12/2/04 (LOC: Allied
                   Irish Bank plc)                                        4,180
--------------------------------------------------------------------------------
           12,000  Texas Tax and Rev. Anticipation
                   Notes, 3.00%, 8/31/05                                 12,123
--------------------------------------------------------------------------------
                                                                         50,058
--------------------------------------------------------------------------------
VERMONT -- 0.9%
--------------------------------------------------------------------------------
            2,485  Vermont Educational & Health
                   Buildings Financing Agency
                   Rev., Series 2004 B, (Landmark
                   College), VRDN, 1.77%, 12/2/04
                   (RADIAN) (LOC: SunTrust Bank)                          2,485
--------------------------------------------------------------------------------
WASHINGTON -- 0.4%
--------------------------------------------------------------------------------
              965  Pierce County Economic
                   Development Corporate Rev.,
                   (K & M Holdings II), VRDN,
                   1.98%, 12/1/04 (LOC: Wells
                   Fargo Bank, N.A.) (Acquired
                   11/17/97, Cost $965)(1)                                  965
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.2%                                   282,645
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (4.2)%                                 (11,375)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                             $271,270
================================================================================

See Notes to Financial Statements.                                 (continued)

------
6

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand No te. Interest reset date is indicated. Rate shown is effective November 30, 2004.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2004, was $46,893
    (Amounts In Thousands), which represented 17.3% of net assets. Restricted securities considered illiquid represent 1.1% of net assets.

(2) When-issued security.

(3) Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

------
7

Tax-Free Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                ----------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                        SINCE       INCEPTION
                     1 YEAR      5 YEARS   10 YEARS   INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        2.14%       5.86%      5.89%      5.65%         3/2/87
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX       2.36%       5.67%      5.86%     5.88%(1)         --
--------------------------------------------------------------------------------
AVERAGE RETURN
OF LIPPER'S
INTERMEDIATE
MUNICIPAL
DEBT FUNDS            2.23%       5.45%      5.75%     5.92%(2)         --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as
of 11/30/04(3)      89 of 153   18 of 97   25 of 71   8 of 11(2)        --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as
of 12/31/04(3)      76 of 154   20 of 93   23 of 68   8 of 11(2)       --
--------------------------------------------------------------------------------
Institutional
Class                 2.34%        --         --        3.32%        4/15/03
--------------------------------------------------------------------------------

(1) Since 2/28/87, the date nearest the Investor Class's inception for which data are available.

(2) Since 3/31/87, the date nearest the Investor Class's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
8

Tax-Free Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
--------------------------------------------------------------------------------
            1995   1996   1997   1998    1999   2000   2001   2002   2003   2004
--------------------------------------------------------------------------------
Investor
Class     12.80%  4.99%  5.66%  6.77%  -0.24%  7.29%  8.25%  6.02%  5.72%  2.14%
--------------------------------------------------------------------------------
Lehman
Bros.
Muni
5-Year
GO Index  11.99%  5.36%  5.38%  6.32%   1.49%  5.62%  8.24%  6.47%  5.72%  2.36%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
9

Tax-Free Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Tax-Free Bond returned 2.76%* for the six months ended November 30, 2004, as prices rose and yields fell on all but the shortest-maturity municipal securities. By comparison, the average return of the 162 Intermediate Municipal
Debt Funds tracked by Lipper was 2.86%. (Please see page 8 for additional information.) And based on five- and 10-year performances, Tax-Free Bond continued to stand out among its Lipper peers.

YIELD SUMMARY & PERSPECTIVE

Our investment objective is to seek safety of principal and high current income that is exempt from federal income tax. Along those lines, Tax-Free Bond's
30-day SEC yield was 2.85% as of November 30, 2004, compared with the Lipper average 30-day SEC yield of 2.69%.

Tax-Free Bond's attractive 30-day SEC yield also translated into a tax-equivalent yield of 3.80% for investors in a 25.00% federal tax bracket, while equating to 4.38% for investors in a 35.00% bracket. (Please see the table at bottom right.)

ECONOMIC & MARKET PERSPECTIVE

The six months ended November 30, 2004, spanned a period when U.S. economic growth was decelerating -- real annualized GDP growth was 3.3% and 3.9% in the second and third quarters of 2004 compared with 4.2% and 4.5% in the previous two quarters, and fourth quarter 2004 GDP was projected to be around 3%. The economy slowed as oil prices soared and the Federal Reserve (the Fed) raised short-term interest rates. The price of crude oil jumped 23% during the six months, from approximately $40 a barrel to almost $50 (after hitting a high of
$55) and the Fed raised its overnight interest rate target four times, from 1%
to 2%.

Bonds rallied despite the Fed's rate hikes. The Treasury and investment-grade municipal yield curves "twisted" -- yields at the short-maturity ends of the curves rose as the Fed raised its overnight interest rate target, but yields at the longer-maturity ends fell.

Declining yields and rising prices at the longer end of the maturity spectrum helped most longer-maturity/duration bonds outperform their shorter-maturity/
duration counterparts. Lehman's Long-Term Municipal Bond Index (which had a modified duration of 7.55 years as of November 30, 2004) returned 6.14%, compared with 4.30% for the broader, shorter-duration Lehman Brothers Municipal
Bond Index (which had a modified duration of 5.45 years on the same date, relatively close to the fund's 5.57 years).

YIELDS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                    2.85%
--------------------------------------------------------------------------------
Institutional Class                               3.05%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                 3.80%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                 3.96%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                 4.25%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                 4.38%
--------------------------------------------------------------------------------

*The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
10

Tax-Free Bond - Portfolio Commentary

PORTFOLIO POSITIONING & STRATEGIES

We employed several key strategies during the six months. In particular, we continued to concentrate the portfolio in bonds rated triple-A and double-A, which represented approximately 83% of the portfolio at the end of November.
While keeping the bulk of the portfolio in top-quality bonds, we attempted to boost Tax-Free Bond's yield by conservatively increasing the portfolio's percentage of triple-B securities, which tend to offer higher yields than like-maturity bonds with stronger credit ratings. (Please see the table at top right.)

We also emphasized a bond maturity structure that we thought would perform well if the yield gap between short- and long-term bonds decreased. We believed such an outcome to be possible if the Fed began raising short-term interest rates while long-term inflation concerns remained largely in check; and that's exactly what happened.

In addition, we looked for attractive opportunities based on supply and demand fluctuations within and between the various states. Over the last six months, for example, we increased the portfolio's exposure to bonds from states such as
Illinois and Texas (which we felt would perform well going forward), while selling bonds from states such as California and Washington.

Lastly, we kept Tax-Free Bond's duration--a widely used gauge of interest rate sensitivity--within a fairly narrow band, starting at 4.4 years at the end of
May and finishing at 4.6 years at the end of November.

OUR COMMITMENT

We remain committed to seeking safety of principal while providing a high level of federal tax-exempt current income by investing at least 80% of Tax-Free
Bond's assets in debt securities that are exempt from federal income tax. We also plan to continue closely monitoring economic and market conditions while attempting to adjust the fund's weighted average maturity accordingly.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
AAA                                         74%                   72%
--------------------------------------------------------------------------------
AA                                           9%                   13%
--------------------------------------------------------------------------------
A                                            8%                    8%
--------------------------------------------------------------------------------
BBB                                          9%                    7%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE STATES
AS OF NOVEMBER 30, 2004

--------------------------------------------------------------------------------
                                        % OF NET              % OF NET
                                         ASSETS                ASSETS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
Illinois                                  9.6%                  6.1%
--------------------------------------------------------------------------------
Texas                                     8.5%                  7.2%
--------------------------------------------------------------------------------
Arizona                                   8.2%                  9.0%
--------------------------------------------------------------------------------
California                                7.8%                  9.3%
--------------------------------------------------------------------------------
Washington                                7.3%                  8.4%
--------------------------------------------------------------------------------

------
11

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.7%
--------------------------------------------------------------------------------
ALABAMA -- 3.0%
--------------------------------------------------------------------------------
           $  865  Alabama Water Pollution Control
                   Auth. GO, 5.75%, 8/15/18
                   (AMBAC)                                             $    966
--------------------------------------------------------------------------------
            9,500  Birmingham Baptist Medical
                   Centers Special Care Facilities
                   Financing Auth. Rev., Series
                   2000 C, (Baptist Health System),
                   4.35%, 11/15/16                                        9,500
--------------------------------------------------------------------------------
              190  East Central Industrial
                   Development Auth. Rev.,
                   5.25%, 9/1/08 Prerefunded
                   at 100% of Par (AMBAC)(1)                                208
--------------------------------------------------------------------------------
              810  East Central Industrial
                   Development Auth. Rev.,
                   5.25%, 9/1/13 (AMBAC)                                    878
--------------------------------------------------------------------------------
            1,075  Fairfield GO, (Refunding Warrants),
                   5.25%, 2/1/23 (AMBAC)                                  1,143
--------------------------------------------------------------------------------
            1,875  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,120
--------------------------------------------------------------------------------
            1,435  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,614
--------------------------------------------------------------------------------
            1,250  Huntsville Health Care Auth.
                   Rev., Series 2002 A, 3.80%,
                   6/1/06 (MBIA)                                          1,276
--------------------------------------------------------------------------------
                                                                         17,705
--------------------------------------------------------------------------------
ALASKA -- 0.2%
--------------------------------------------------------------------------------
            1,000  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/05 (FSA)                                    1,020
--------------------------------------------------------------------------------
ARIZONA -- 8.2%
--------------------------------------------------------------------------------
            2,680  Arizona School Facilities Board
                   COP, Series 2004 B, 5.25%,
                   9/1/14 (FSA)                                           2,993
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth.
                   Rev., (Baseball Training Facilities),
                   5.00%, 7/1/11                                          1,061
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth.
                   Rev., (Baseball Training Facilities),
                   5.00%, 7/1/12                                          1,055
--------------------------------------------------------------------------------
            2,925  Chandler Water & Sewer Rev.,
                   4.50%, 7/1/06 (FSA)                                    3,026
--------------------------------------------------------------------------------
            2,130  Energy Management Services LLC
                   Rev., (Arizona State University -
                   Main Campus), 4.50%,
                   7/1/12 (MBIA)                                          2,273
--------------------------------------------------------------------------------
            1,930  Gilbert Water Resource Municipal
                   Property Corp. Rev., (Development
                   Fee & Sub Lien), 4.25%, 4/1/11(2)                      1,925
--------------------------------------------------------------------------------
            3,000  Gilbert Water Resource Municipal
                   Property Corp. Rev., (Development
                   Fee & Sub Lien), 4.90%, 4/1/19(2)                      2,960
--------------------------------------------------------------------------------
            1,000  Glendale Water & Sewer Rev.,
                   5.00%, 7/1/06 (FGIC)                                   1,042
--------------------------------------------------------------------------------
            1,770  Marana Municipal Property Corp.
                   COP, 5.25%, 7/1/25 (AMBAC)                             1,882
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $4,000  Maricopa County Community
                   College District GO, Series
                   1997 B, 5.00%, 7/1/12                               $  4,213
--------------------------------------------------------------------------------
            1,780  Maricopa County Elementary
                   School District No. 3 -- Tempe
                   Elementary GO, 5.00%,
                   7/1/15 (FSA)                                           1,954
--------------------------------------------------------------------------------
            1,710  Maricopa County Elementary
                   School District No. 3 -- Tempe
                   Elementary GO, 5.00%,
                   7/1/16 (FSA)                                           1,873
--------------------------------------------------------------------------------
            1,155  Maricopa County Gilbert Unified
                   School District No. 41 GO, 5.75%,
                   7/1/11 (FSA)                                           1,322
--------------------------------------------------------------------------------
            2,415  Maricopa County Saddle Mountain
                   Unified School District No. 90 GO,
                   Series 2003 A, 5.25%, 7/1/11                           2,608
--------------------------------------------------------------------------------
            2,000  Maricopa County Saddle Mountain
                   Unified School District No. 90 GO,
                   Series 2003 A, 5.25%, 7/1/12                           2,153
--------------------------------------------------------------------------------
            1,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                          1,123
--------------------------------------------------------------------------------
            4,490  Mohave County Industrial
                   Development Auth. COP, Series
                   2004 A, (Mohave Prison),
                   5.00%, 4/1/13 (XLCA)                                   4,885
--------------------------------------------------------------------------------
            1,655  Mohave County Industrial
                   Development Auth. GO, Series
                   2004 A, (Mohave Prison), 5.00%,
                   4/1/14 (XLCA)                                          1,797
--------------------------------------------------------------------------------
            1,200  Pima County Indian Oasis-
                   Baboquivari Unified School District
                   No. 40 GO, Series 2002 A, 4.60%,
                   7/1/13 (MBIA)                                          1,275
--------------------------------------------------------------------------------
            2,600  Pima County Tucson Unified School
                   District No. 1 GO, 4.625%,
                   7/1/13 (FSA)                                           2,771
--------------------------------------------------------------------------------
            1,500  Salt River Project Agricultural
                   Improvement and Power District
                   Electrical System Rev., Series
                   2001 A, 5.00%, 1/1/05                                  1,504
--------------------------------------------------------------------------------
            3,085  South Tucson Municipal Property
                   Corp. Rev., 5.50%, 6/1/24                              3,157
--------------------------------------------------------------------------------
                                                                         48,852
--------------------------------------------------------------------------------
ARKANSAS -- 0.4%
--------------------------------------------------------------------------------
            2,000  Fort Smith Sales and Use Tax Rev.,
                   Series 2001 A, 4.375%, 12/1/11                         2,117
--------------------------------------------------------------------------------
CALIFORNIA -- 7.7%
--------------------------------------------------------------------------------
            5,000  California GO, 5.625%, 5/1/20                          5,473
--------------------------------------------------------------------------------
            1,000  California Public Works Board
                   Lease COP, Series 1994 A,
                   (Various University of California
                   Projects), 6.20%, 10/1/08                              1,023
--------------------------------------------------------------------------------
            1,100  California Public Works Board
                   Lease COP, Series 1994 A,
                   (Various University of California
                   Projects), 6.15%, 11/1/09                              1,126
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $3,890  California Public Works Board
                   Lease COP, Series 2004 E,
                   (Department of Corrections),
                   3.00%, 6/1/05                                       $  3,906
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. Rev., Series
                   2002 E, (Kaiser Permanente),
                   4.70%, 6/1/09                                          1,057
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. Water & Waste
                   Rev., Series 2004 A, (Pooled
                   Financing Program), 5.00%,
                   10/1/11 (FSA)                                          1,105
--------------------------------------------------------------------------------
            1,075  California Statewide Communities
                   Development Auth. Water & Waste
                   Rev., Series 2004 A, (Pooled
                   Financing Program), 5.00%,
                   10/1/12 (FSA)                                          1,186
--------------------------------------------------------------------------------
            2,000  California Statewide Communities
                   Development Auth. Water & Waste
                   Rev., Series 2004 A, (Pooled
                   Financing Program), 5.25%,
                   10/1/19 (FSA)                                          2,187
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/31 (AMBAC)(3)                                367
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/32 (AMBAC)(3)                                347
--------------------------------------------------------------------------------
            3,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                         3,192
--------------------------------------------------------------------------------
            5,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA3, (Power Systems),
                   5.25%, 7/1/24(4)                                       5,185
--------------------------------------------------------------------------------
            2,200  Manteca Unified School District
                   GO, 5.25%, 8/1/23 (FSA)                                2,366
--------------------------------------------------------------------------------
            2,145  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   5.50%, 7/1/15 (MBIA)                                   2,388
--------------------------------------------------------------------------------
            1,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/20 (MBIA)                                   1,149
--------------------------------------------------------------------------------
            2,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/31 (MBIA)                                   2,222
--------------------------------------------------------------------------------
            3,400  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1995 A, (Central City
                   Redevelopment), 6.00%,
                   3/1/08 (AMBAC)                                         3,685
--------------------------------------------------------------------------------
            5,325  Sweetwater Union High School
                   District GO, Series 2004 S,
                   (Election 2000), 4.62%,
                   8/1/18 (FSA)(3)                                        2,775
--------------------------------------------------------------------------------
            5,000  University of California Rev.,
                   Series 2002 O, (Multiple Purpose
                   Projects), 4.50%, 9/1/15 (FGIC)                        5,213
--------------------------------------------------------------------------------
                                                                         45,952
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COLORADO -- 4.2%
--------------------------------------------------------------------------------
           $1,100  Arapahoe County Water &
                   Wastewater Public Improvement
                   District GO, Series 2002 B,
                   5.75%, 12/1/17 (MBIA)                               $  1,252
--------------------------------------------------------------------------------
            1,350  Colorado Educational & Cultural
                   Facilities Auth. Rev., (University
                   Laboratory School), 5.25%,
                   6/1/24 (XLCA)                                          1,424
--------------------------------------------------------------------------------
              325  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical
                   Center), 4.00%, 1/15/06(2)                               329
--------------------------------------------------------------------------------
              500  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical
                   Center), 4.00%, 1/15/07(2)                               509
--------------------------------------------------------------------------------
              685  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical
                   Center), 4.50%, 1/15/09(2)                               705
--------------------------------------------------------------------------------
            1,500  Colorado Health Facilities Auth.
                   Rev., Series 2004 B, (Evangelical
                   Lutheran), 3.75%, 6/1/34                               1,495
--------------------------------------------------------------------------------
              500  Colorado Water Resources &
                   Power Development Auth.
                   Clean Water Rev., Series 2000 A,
                   6.25%, 9/1/16                                            573
--------------------------------------------------------------------------------
            1,430  Denver West Metropolitan District
                   GO, 5.25%, 12/1/24                                     1,425
--------------------------------------------------------------------------------
            1,000  Douglas & Elbert Counties School
                   District No. Re-1 GO, 5.50%,
                   12/15/14 (FGIC/State Aid
                   Withholding)                                           1,146
--------------------------------------------------------------------------------
            2,835  Douglas County School District
                   No. Re-1 GO, (Douglas & Elbert
                   Counties Building), Series 2002 B,
                   5.75%, 12/15/17 (FSA/State Aid
                   Withholding)                                           3,286
--------------------------------------------------------------------------------
            1,100  Eagle Bend Metropolitan
                   District No. 2 GO, 5.25%,
                   12/1/23 (RADIAN)                                       1,144
--------------------------------------------------------------------------------
            1,950  Superior Metropolitan District No. 1
                   Water & Sewer Rev., Series 2000 A,
                   5.45%, 12/1/20 (LOC: Banque
                   Nationale de Paris SA)                                 1,950
--------------------------------------------------------------------------------
            3,925  Superior Metropolitan District
                   No. 1 Water & Sewer Rev.,
                   Series 2000 B, 5.45%, 12/1/20
                   (LOC: Allied Irish Bank plc)                           3,925
--------------------------------------------------------------------------------
            5,000  University of Colorado
                   Regents COP, 6.00%,
                   12/1/22 (MBIA-IBC)                                     5,618
--------------------------------------------------------------------------------
                                                                         24,781
--------------------------------------------------------------------------------
CONNECTICUT -- 1.1%
--------------------------------------------------------------------------------
            2,150  City of Bridgeport GO, Series
                   2004 A, 5.25%, 8/15/22 (MBIA)                          2,304
--------------------------------------------------------------------------------
            2,215  New Haven Air Rights Package
                   Facility Rev., 5.00%, 12/1/10
                   (AMBAC)                                                2,432
--------------------------------------------------------------------------------
              770  West Haven GO, 3.85%, 1/15/16
                   (AMBAC)                                                  752
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $  860  West Haven GO, 4.00%,
                   1/15/17 (AMBAC)                                     $    846
--------------------------------------------------------------------------------
                                                                          6,334
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.5%
--------------------------------------------------------------------------------
            1,385  District of Columbia GO, Series
                   1999 B, 5.50%, 6/1/09 (FSA)                            1,531
--------------------------------------------------------------------------------
            1,155  District of Columbia Rev.,
                   (Gonzaga College High School),
                   5.20%, 7/1/12 (FSA)                                    1,259
--------------------------------------------------------------------------------
                                                                          2,790
--------------------------------------------------------------------------------
FLORIDA -- 1.4%
--------------------------------------------------------------------------------
            2,585  Greater Orlando Aviation Auth.
                   Rev., Series 2003 A, 5.00%,
                   10/1/13 (FSA)                                          2,831
--------------------------------------------------------------------------------
            1,465  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 3.60%, 11/15/05                               1,474
--------------------------------------------------------------------------------
            1,500  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.00%, 11/15/06                               1,525
--------------------------------------------------------------------------------
            1,000  Orlando Utilities Commission
                   Water & Electric Rev.,
                   Series 1989 D, 6.75%, 10/1/17                          1,237
--------------------------------------------------------------------------------
            1,000  University Athletic Association Inc.
                   Rev., 3.00%, 10/1/31
                   (LOC: SunTrust Bank)                                     987
--------------------------------------------------------------------------------
                                                                          8,054
--------------------------------------------------------------------------------
GEORGIA -- 1.2%
--------------------------------------------------------------------------------
            3,150  Atlanta Airport Rev., Series 2003
                   RF-A, 4.50%, 1/1/05 (MBIA)                             3,157
--------------------------------------------------------------------------------
            1,000  City of Augusta Rev., 5.25%,
                   10/1/39 (FSA)(2)                                       1,040
--------------------------------------------------------------------------------
              255  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/09, Prerefunded at 100% of
                   Par (MBIA-IBC)(1)                                        288
--------------------------------------------------------------------------------
              110  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)(1)                                     129
--------------------------------------------------------------------------------
              635  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)                                        733
--------------------------------------------------------------------------------
            2,030  La Grange Water & Sewer Rev.,
                   3.00%, 1/1/06 (AMBAC)                                  2,046
--------------------------------------------------------------------------------
                                                                          7,393
--------------------------------------------------------------------------------
HAWAII -- 1.9%
--------------------------------------------------------------------------------
           10,000  Hawaii GO, Series 1997 CN,
                   6.25%, 3/1/06 (FGIC)(4)                               10,488
--------------------------------------------------------------------------------
              500  Maui County GO, Series 2000 A,
                   6.50%, 3/1/10, Prerefunded
                   at 101% of Par (FGIC)(1)                                 587
--------------------------------------------------------------------------------
                                                                         11,075
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
IDAHO -- 0.2%
--------------------------------------------------------------------------------
           $1,000  Blaine County Hailey School
                   District No. 61 GO, 5.00%,
                   7/30/10 (AMBAC)                                     $  1,096
--------------------------------------------------------------------------------
ILLINOIS -- 9.6%
--------------------------------------------------------------------------------
            2,000  Bedford Park GO, Series 2004 A,
                   5.25%, 12/15/20 (FSA)                                  2,163
--------------------------------------------------------------------------------
           13,355  Chicago Board of Education GO,
                   5.50%, 12/1/10, Prerefunded at
                   100% of Par (FGIC)(1)(4)                              15,064
--------------------------------------------------------------------------------
              170  Chicago O'Hare International
                   Airport Rev., Series 1993 A,
                   (Senior Lien), 4.80%, 1/1/05                             170
--------------------------------------------------------------------------------
            4,000  Chicago O'Hare International
                   Airport Rev., Series 1993 A,
                   (Senior Lien), 5.00%,
                   1/1/12 (MBIA-IBC)                                      4,360
--------------------------------------------------------------------------------
            6,055  Chicago O'Hare International
                   Airport Rev., Series 1996 A,
                   (Passenger Facilities Charge),
                   5.375%, 1/1/07 (AMBAC)                                 6,365
--------------------------------------------------------------------------------
           12,500  Chicago O'Hare International
                   Airport Rev., Series 2004 A,
                   (General 3rd Lien), 5.00%,
                   1/1/08 (MBIA)(2)                                      13,370
--------------------------------------------------------------------------------
            1,000  Chicago Wastewater Transmission
                   Rev., Series 2004 B, (Second
                   Lien), 3.00%, 1/1/08 (MBIA)                            1,013
--------------------------------------------------------------------------------
            2,170  Du Page Airport Auth. Rev.,
                   Series 2002 A, 3.00%,
                   2/1/06 (FGIC)                                          2,189
--------------------------------------------------------------------------------
            2,000  Illinois Dedicated Tax Rev.,
                   (Civic Center), 6.25%,
                   12/15/20 (AMBAC)                                       2,425
--------------------------------------------------------------------------------
              595  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.00%, 5/15/08                              630
--------------------------------------------------------------------------------
              655  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.125%, 5/15/10                             701
--------------------------------------------------------------------------------
              400  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.75%, 5/15/16                              430
--------------------------------------------------------------------------------
            1,140  Illinois Health Facilities Auth. Rev.,
                   Series 1992 C, (Evangelical
                   Hospital), 6.75%, 4/15/12(1)                           1,339
--------------------------------------------------------------------------------
            1,100  Illinois Health Facilities Auth. Rev.,
                   Series 2002 A, (Lake Forest
                   Hospital), 5.00%, 7/1/05                               1,116
--------------------------------------------------------------------------------
            1,000  Illinois Regional Transportation
                   Auth. Rev., Series 1990 A,
                   7.20%, 11/1/20 (AMBAC)                                 1,302
--------------------------------------------------------------------------------
              930  Kane County Geneva Community
                   Unit School District No. 304 GO,
                   6.20%, 1/1/24 (FSA)                                    1,082
--------------------------------------------------------------------------------
            1,105  Ogle Lee & De Kalb Counties
                   Township High School District No.
                   212 GO, 6.00%, 12/1/17 (MBIA)                          1,269
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,220  Ogle Lee & De Kalb Counties
                   Township High School District No.
                   212 GO, 6.00%, 12/1/18 (MBIA)                       $  1,401
--------------------------------------------------------------------------------
            1,000  University of Illinois COP,
                   (Utility Infrastructure), 5.75%,
                   8/15/08 (MBIA)                                         1,105
--------------------------------------------------------------------------------
                                                                         57,494
--------------------------------------------------------------------------------
INDIANA -- 1.5%
--------------------------------------------------------------------------------
            1,005  Hamilton County Public Building
                   Corp. GO, (First Mortgage),
                   4.00%, 1/20/05 (AMBAC)                                 1,008
--------------------------------------------------------------------------------
            1,900  Indiana Health Facilities Financing
                   Auth. Hospital Rev., (Holy Cross
                   Health System Corp.), 5.375%,
                   12/2/12 (MBIA)                                         2,065
--------------------------------------------------------------------------------
              780  Indiana Transportation Finance
                   Auth. GO, Series 1990 A,
                   7.25%, 6/1/15                                            977
--------------------------------------------------------------------------------
              220  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A,
                   7.25%, 6/1/15(1)                                         264
--------------------------------------------------------------------------------
            1,500  Mount Vernon of Hancock County
                   Multi-School Building Corp. GO,
                   Series 2001 B, (First Mortgage),
                   5.75%, 7/15/15 (AMBAC)                                 1,697
--------------------------------------------------------------------------------
            1,650  Valparaiso Middle Schools Building
                   Corp. Rev., (First Mortgage),
                   5.75%, 7/15/11, Prerefunded
                   at 100% of Par (FGIC)(1)                               1,890
--------------------------------------------------------------------------------
            1,000  Zionsville Community Schools
                   Building Corp. GO, (First
                   Mortgage), 5.75%, 7/15/15
                   (FGIC/State Aid Withholding)                           1,125
--------------------------------------------------------------------------------
                                                                          9,026
--------------------------------------------------------------------------------
KANSAS -- 0.4%
--------------------------------------------------------------------------------
            1,280  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.25%, 11/15/13                       1,372
--------------------------------------------------------------------------------
            1,195  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.50%, 11/15/16                       1,279
--------------------------------------------------------------------------------
                                                                          2,651
--------------------------------------------------------------------------------
LOUISIANA -- 0.6%
--------------------------------------------------------------------------------
            3,800  Louisiana Public Facilities Auth.
                   Rev., (University Hospital
                   Facilities), 3.00%, 10/15/05 (FGIC)                    3,829
--------------------------------------------------------------------------------
MARYLAND -- 1.8%
--------------------------------------------------------------------------------
           10,000  Maryland GO, (State and Local
                   Facilities Loan of 2003, Second
                   Series), 5.00%, 8/1/07(4)                             10,694
--------------------------------------------------------------------------------
MASSACHUSSETTS -- 2.0%
--------------------------------------------------------------------------------
           10,000  Commonwealth of Massachusetts
                   GO, Series 2003 C, 5.00%,
                   12/1/07 (XLCA)(4)                                     10,719
--------------------------------------------------------------------------------
            1,000  Massachusetts Health &
                   Educational Facilities Auth.
                   Rev., Series 1992 F, 6.25%,
                   7/1/12 (AMBAC)                                         1,138
--------------------------------------------------------------------------------
                                                                         11,857
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MICHIGAN -- 2.7%
--------------------------------------------------------------------------------
           $3,500  Detroit GO, Series 2004 A-1,
                   5.25%, 4/1/23 (AMBAC)                               $  3,728
--------------------------------------------------------------------------------
            1,485  Grand Valley State University
                   Rev., 5.75%, 12/1/15 (FGIC)                            1,673
--------------------------------------------------------------------------------
            2,440  Michigan Building Auth. COP,
                   (State Police Communications
                   System), 2.50%, 10/1/05                                2,449
--------------------------------------------------------------------------------
            1,000  Michigan Hospital Finance
                   Auth. Rev., Series 1999 A,
                   (Ascension Health Credit),
                   5.25%, 11/15/05 (MBIA)                                 1,030
--------------------------------------------------------------------------------
            2,010  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.00%,
                   12/1/11 (FGIC)                                         2,201
--------------------------------------------------------------------------------
            2,215  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/13 (FGIC)                                         2,462
--------------------------------------------------------------------------------
            2,335  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/14 (FGIC)                                         2,581
--------------------------------------------------------------------------------
                                                                         16,124
--------------------------------------------------------------------------------
MISSOURI -- 1.8%
--------------------------------------------------------------------------------
            1,145  Jackson County Public Building
                   Corp. COP, Series 2000 A,
                   6.00%, 11/1/18                                         1,253
--------------------------------------------------------------------------------
            2,775  Missouri Development Finance
                   Board COP, Series 2000 A,
                   (Midtown Redevelopment),
                   5.75%, 4/1/22 (MBIA)                                   3,076
--------------------------------------------------------------------------------
            3,000  Missouri Health & Educational
                   Facilities Auth. Rev., Series
                   1998 A, (Park Lane Medical
                   Center), 5.60%, 1/1/15 (MBIA)                          3,321
--------------------------------------------------------------------------------
            3,210  Springfield COP, (Greene County
                   Park), 3.50%, 12/1/04                                  3,210
--------------------------------------------------------------------------------
                                                                         10,860
--------------------------------------------------------------------------------
NEVADA -- 1.4%
--------------------------------------------------------------------------------
            1,000  Clark County School District GO,
                   Series 1997 B, (Building &
                   Renovation), 5.25%, 6/15/17,
                   Prerefunded at 101%
                   of Par (FGIC)(1)                                       1,081
--------------------------------------------------------------------------------
            3,295  Las Vegas Redevelopment
                   Agency Tax Increment Rev.,
                   Series 2003 A, (Fremont
                   Street), 4.50%, 6/15/10                                3,401
--------------------------------------------------------------------------------
            1,550  Reno Sales and Room Tax Rev.,
                   (ReTrac-Reno Transportation Rail
                   Access Corridor), (Senior Lien),
                   5.50%, 6/1/19 (AMBAC)                                  1,707
--------------------------------------------------------------------------------
            1,865  Reno Sales and Room Tax Rev.,
                   (ReTrac-Reno Transportation Rail
                   Access Corridor), (Senior Lien),
                   5.50%, 6/1/20 (AMBAC)                                  2,054
--------------------------------------------------------------------------------
                                                                          8,243
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 2.2%
--------------------------------------------------------------------------------
           $  540  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 2.50%, 10/1/05                            $    540
--------------------------------------------------------------------------------
              675  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 3.00%, 10/1/06                                 675
--------------------------------------------------------------------------------
              765  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 3.25%, 10/1/07                                 766
--------------------------------------------------------------------------------
            1,660  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 5.00%, 10/1/11                               1,748
--------------------------------------------------------------------------------
              680  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 5.00%, 10/1/12                                 714
--------------------------------------------------------------------------------
            1,030  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 5.00%, 10/1/13                               1,071
--------------------------------------------------------------------------------
            3,000  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 5.00%, 10/1/18                               2,989
--------------------------------------------------------------------------------
            4,470  New Hampshire Municipal Bond
                   Bank GO, Series 2004 B, 4.00%,
                   8/15/06 (FSA)                                          4,599
--------------------------------------------------------------------------------
                                                                         13,102
--------------------------------------------------------------------------------
NEW JERSEY -- 1.8%
--------------------------------------------------------------------------------
            4,235  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/12 (FSA)                              4,644
--------------------------------------------------------------------------------
            5,595  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/13 (FSA)                              6,123
--------------------------------------------------------------------------------
                                                                         10,767
--------------------------------------------------------------------------------
NEW MEXICO -- 1.2%
--------------------------------------------------------------------------------
            5,090  Los Alamos County Utilities System
                   Rev., Series 2004 A, 4.00%,
                   7/1/07 (FSA)                                           5,288
--------------------------------------------------------------------------------
            1,415  San Juan County Gross Receipts
                   Tax Rev., Series 2001 A, 5.75%,
                   9/15/21 (AMBAC)                                        1,597
--------------------------------------------------------------------------------
                                                                          6,885
--------------------------------------------------------------------------------
NEW YORK -- 5.7%
--------------------------------------------------------------------------------
            2,975  City of New York GO, Series
                   2002 B, 5.25%, 8/1/09 (CIFG)                           3,276
--------------------------------------------------------------------------------
            2,885  City of New York GO, Series
                   2002 C, 5.25%, 8/1/09 (CIFG)                           3,176
--------------------------------------------------------------------------------
            4,000  City of New York GO, Series
                   2002 C, 5.25%, 8/1/10                                  4,389
--------------------------------------------------------------------------------
            5,000  City of New York GO, Series
                   2003 I, 5.75%, 3/1/20                                  5,499
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $5,790  Long Island Power Auth.
                   Rev., Series 2003 B, 5.00%,
                   12/1/06 (XLCA)                                      $  6,085
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. COP,
                   Series 1995 A, (State University
                   Educational Facilities), 6.50%,
                   5/15/06                                                1,058
--------------------------------------------------------------------------------
            2,000  New York Dormitory Auth. COP,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/11 (MBIA)                                         2,234
--------------------------------------------------------------------------------
            3,250  New York Dormitory Auth. COP,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/12 (MBIA)                                         3,636
--------------------------------------------------------------------------------
            1,100  New York Dormitory Auth. COP,
                   Series 2002 A, (United Cerebral
                   Palsy Affiliate No. 1), 5.75%,
                   7/1/18 (AMBAC)                                         1,227
--------------------------------------------------------------------------------
            1,105  New York Dormitory Auth. COP,
                   Series 2002 H, (School District
                   Financing Program), 5.00%,
                   10/1/11 (MBIA)                                         1,217
--------------------------------------------------------------------------------
            1,160  New York Thruway Auth. Service
                   Contract COP, 5.50%, 4/1/06                            1,207
--------------------------------------------------------------------------------
            1,000  Niagara Falls Bridge Commission
                   Toll Rev., Series 1993 B, 5.25%,
                   10/1/15 (FGIC)                                         1,106
--------------------------------------------------------------------------------
                                                                         34,110
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.8%
--------------------------------------------------------------------------------
            1,300  Charlotte Airport Rev., Series
                   2004 A, 5.25%, 7/1/24 (MBIA)                           1,379
--------------------------------------------------------------------------------
            2,000  North Carolina Eastern Municipal
                   Power Agency System Rev., Series
                   1993 B, 6.00%, 1/1/06 (FSA)                            2,079
--------------------------------------------------------------------------------
            2,500  North Carolina Medical Care
                   Commission Rev., Series 2004 A,
                   (Health Care Housing -- ARC
                   Projects), 5.50%, 10/1/24                              2,478
--------------------------------------------------------------------------------
            1,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., 6.00%, 1/1/10 (MBIA)                             1,133
--------------------------------------------------------------------------------
            1,500  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric Rev.,
                   Series 2003 A, 3.00%, 1/1/05                           1,501
--------------------------------------------------------------------------------
            2,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric Rev.,
                   Series 2003 A, 5.50%, 1/1/13                           2,195
--------------------------------------------------------------------------------
                                                                         10,765
--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.3%
--------------------------------------------------------------------------------
            1,500  Grand Forks Health Care System
                   Rev., (Altru Health System
                   Obligation Group), 7.125%, 8/15/24                     1,635
--------------------------------------------------------------------------------
OHIO -- 2.8%
--------------------------------------------------------------------------------
            1,500  Bowling Green State University
                   General Receipts Rev., 4.75%,
                   6/1/09 (FGIC)                                          1,618
--------------------------------------------------------------------------------
            2,000  Cleveland State University Rev.,
                   5.25%, 6/1/24 (FGIC)                                   2,137
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $  500  Erie County Hospital Facilities
                   Rev., Series 2002 A, (Firelands
                   Regional Medical Center),
                   4.50%, 8/15/07                                      $    518
--------------------------------------------------------------------------------
            1,150  Mad River Local School District
                   GO, (Classroom Facilities),
                   5.75%, 12/1/19 (FGIC)                                  1,303
--------------------------------------------------------------------------------
            1,700  Milford Exempt Village School
                   District GO, (School Improvement),
                   6.00%, 12/1/18 (FSA)                                   1,954
--------------------------------------------------------------------------------
            1,200  Ohio Higher Educational Facility
                   Commission Rev., (University of
                   Dayton), 5.55%, 12/1/07 (FGIC)                         1,227
--------------------------------------------------------------------------------
              750  Ohio Higher Educational Facility
                   Commission Rev., Series 1990 B,
                   (Case Western Reserve University),
                   6.50%, 10/1/20                                           923
--------------------------------------------------------------------------------
            3,320  Ohio Water Development Auth.
                   Pollution Control Facilities Rev.,
                   6.00%, 12/1/05, Prerefunded at
                   101% of Par (MBIA)(1)                                  3,420
--------------------------------------------------------------------------------
            1,505  Summit County GO, 5.75%,
                   12/1/19, Prerefunded at 101%
                   of Par (FGIC)(1)                                       1,755
--------------------------------------------------------------------------------
            1,550  Tri Valley Local School District GO,
                   5.75%, 12/1/21 (FGIC)                                  1,751
--------------------------------------------------------------------------------
                                                                         16,606
--------------------------------------------------------------------------------
OKLAHOMA -- 0.3%
--------------------------------------------------------------------------------
            1,730  Durant Community Facilities Auth.
                   GO, 5.75%, 11/1/24 (XLCA)                              1,937
--------------------------------------------------------------------------------
OREGON -- 2.2%
--------------------------------------------------------------------------------
            2,215  Deschutes & Jefferson Counties
                   Redmond School District No.
                   2J GO, 5.50%, 6/1/09 (FGIC)                            2,462
--------------------------------------------------------------------------------
            1,805  Lane County School District
                   No. 19 Springfield GO, 6.375%,
                   10/15/05 (MBIA)                                        1,852
--------------------------------------------------------------------------------
            8,200  Portland Rev., Series 2003 A,
                   (Second Lien), 4.00%, 6/1/08 (FSA)                     8,583
--------------------------------------------------------------------------------
                                                                         12,897
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.0%
--------------------------------------------------------------------------------
            1,000  Oxford Area School District GO,
                   Series 2001 A, 5.50%, 2/15/17
                   (FGIC/State Aid Withholding)                           1,107
--------------------------------------------------------------------------------
            2,975  Philadelphia School District GO,
                   Series 2002 A, 5.25%, 2/1/11
                   (FSA/State Aid Withholding)                            3,300
--------------------------------------------------------------------------------
            1,500  Pittsburgh School District GO,
                   5.25%, 9/1/09 (FSA)                                    1,650
--------------------------------------------------------------------------------
                                                                          6,057
--------------------------------------------------------------------------------
PUERTO RICO -- 0.5%
--------------------------------------------------------------------------------
            2,500  Puerto Rico Highway &
                   Transportation Auth. Rev.,
                   5.00%, 7/1/08 (CIFG)                                   2,708
--------------------------------------------------------------------------------
RHODE ISLAND -- 1.0%
--------------------------------------------------------------------------------
            1,000  Cranston GO, 6.375%,
                   11/15/17 (FGIC)                                        1,153
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,100  Rhode Island Clean Water Finance
                   Agency Rev., Series 1994 A,
                   (Safe Drinking Water --
                   Providence), 6.70%,
                   1/1/15 (AMBAC)                                      $  1,126
--------------------------------------------------------------------------------
            2,000  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 A, 6.25%,
                   8/1/16 (MBIA)(1)                                       2,442
--------------------------------------------------------------------------------
            1,300  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 B, 6.00%,
                   8/1/17 (MBIA)(1)                                       1,329
--------------------------------------------------------------------------------
                                                                          6,050
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 5.2%
--------------------------------------------------------------------------------
            1,700  Florence Water & Sewer Rev.,
                   7.50%, 3/1/18 (AMBAC)                                  2,047
--------------------------------------------------------------------------------
            7,110  Greenville County School District
                   COP, (Building Equity Sooner
                   Tomorrow), 5.25%, 12/1/24                              7,426
--------------------------------------------------------------------------------
            1,170  Greenwood County Hospital
                   Facilities Rev., Series 2004 A,
                   (Self Regional Healthcare),
                   4.00%, 10/1/10 (FSA)                                   1,217
--------------------------------------------------------------------------------
            1,000  Greenwood County Hospital
                   Facilities Rev., Series 2004 A,
                   (Self Regional Healthcare),
                   4.00%, 10/1/11 (FSA)                                   1,038
--------------------------------------------------------------------------------
            2,300  Lancaster Educational Assistance
                   Program Inc. Rev., (School
                   District Lanncaster County),
                   5.00%, 12/1/26                                         2,249
--------------------------------------------------------------------------------
              140  Piedmont Municipal Power
                   Agency Electric Rev., Series
                   1991 A, 6.50%, 1/1/16 (FGIC)(1)                          172
--------------------------------------------------------------------------------
              625  Piedmont Municipal Power Agency
                   Rev., 6.75%, 1/1/19 (FGIC)(1)                            800
--------------------------------------------------------------------------------
              875  Piedmont Municipal Power Agency
                   Rev., 6.75%, 1/1/19 (FGIC)                             1,097
--------------------------------------------------------------------------------
              485  Piedmont Municipal Power Agency
                   Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)(1)                                         599
--------------------------------------------------------------------------------
              375  Piedmont Municipal Power Agency
                   Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)                                            453
--------------------------------------------------------------------------------
            2,920  Piedmont Municipal Power Agency
                   Rev., Series 2002 A, 4.00%,  1/1/07,
                   Prerefunded at 100%
                   of Par (FGIC)(1)                                       2,925
--------------------------------------------------------------------------------
            3,115  Piedmont Municipal Power Agency
                   Rev., Series 2002 A, 4.00%,
                   1/1/07 (FGIC)                                          3,119
--------------------------------------------------------------------------------
            3,035  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 5.00%,
                   8/1/08 (ACA)                                           3,212
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
17

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $3,195  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 5.50%,
                   8/1/09 (ACA)                                        $  3,459
--------------------------------------------------------------------------------
            1,095  Spartanburg County Health
                   Services District Inc. Hospital
                   Rev., 5.50%, 4/15/16 (FSA)                             1,195
--------------------------------------------------------------------------------
                                                                         31,008
--------------------------------------------------------------------------------
TENNESSEE -- 0.5%
--------------------------------------------------------------------------------
            1,050  Clarksville Water Sewer & Gas
                   Rev., 4.25%, 2/1/07 (FSA)                              1,093
--------------------------------------------------------------------------------
            1,685  Clarksville Water Sewer & Gas
                   Rev., 4.85%, 2/1/15 (FSA)                              1,773
--------------------------------------------------------------------------------
                                                                          2,866
--------------------------------------------------------------------------------
TEXAS -- 8.5%
--------------------------------------------------------------------------------
            2,035  Cash Special Utility District Rev.,
                   5.25%, 9/1/24 (MBIA)                                   2,163
--------------------------------------------------------------------------------
            1,815  Clint Independent School District
                   GO, 6.00%, 2/15/17 (PSF)                               2,053
--------------------------------------------------------------------------------
            1,000  Corpus Christi Utility System Rev.,
                   5.50%, 7/15/07 (FSA)                                   1,078
--------------------------------------------------------------------------------
            1,000  Dallas-Fort Worth Regional
                   Airport Rev., Series 1994 A,
                   5.90%, 11/1/08 (MBIA)                                  1,003
--------------------------------------------------------------------------------
              770  Denison Hospital Auth. Rev.,
                   (Texoma Medical Center),
                   5.90%, 8/15/07 (ACA)                                     826
--------------------------------------------------------------------------------
            1,000  Denton Utility System Rev., Series
                   1996 A, 5.95%, 12/1/14 (MBIA)                          1,072
--------------------------------------------------------------------------------
            4,000  Fort Bend Independent School
                   District GO, Series 2004 A,
                   5.25%, 8/15/26 (PSF)                                   4,205
--------------------------------------------------------------------------------
            1,240  Harris County Housing Finance
                   Corporation Rev., (Las Americas
                   Apartments), 4.90%,
                   3/1/11 (FNMA)                                          1,310
--------------------------------------------------------------------------------
            3,000  Hays Consolidated Independent
                   School District GO, 5.20%,
                   8/15/11 (PSF)(3)                                       2,318
--------------------------------------------------------------------------------
            1,295  Hidalgo County GO, 5.50%,
                   8/15/19 (FGIC)                                         1,423
--------------------------------------------------------------------------------
            1,750  Hidalgo County GO, 5.50%,
                   8/15/21 (FGIC)                                         1,913
--------------------------------------------------------------------------------
              574  Houston Participation Interest
                   COP, 6.40%, 6/1/27                                       624
--------------------------------------------------------------------------------
              500  Houston Water & Sewer System
                   Rev., Series 1992 C, (Junior Lien),
                   5.90%, 12/1/05 (MBIA)                                    519
--------------------------------------------------------------------------------
            1,500  Houston Water & Sewer System
                   Rev., Series 1997 C, (Junior Lien),
                   5.375%, 12/1/27 (FGIC)                                 1,643
--------------------------------------------------------------------------------
            1,000  Laredo Independent School
                   District COP, Series 2004 A,
                   5.00%, 8/1/24 (AMBAC)(2)                               1,013
--------------------------------------------------------------------------------
            1,630  Live Oak GO, 5.25%,
                   8/1/22 (MBIA)                                          1,739
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,000  Lubbock Health Facilities
                   Development Corp. Rev.,
                   (Lutheran Retirement),
                   6.00%, 3/20/29 (GNMA)                               $  1,066
--------------------------------------------------------------------------------
            2,055  Midland Independent School
                   District GO, 5.00%,
                   2/15/22 (PSF)                                          2,140
--------------------------------------------------------------------------------
            1,740  Montgomery County GO, 5.50%,
                   3/1/24 (AMBAC)                                         1,888
--------------------------------------------------------------------------------
              550  Pasadena Independent School
                   District GO, Series 2001 A,
                   6.05%, 2/15/16 (PSF)                                     648
--------------------------------------------------------------------------------
            1,500  Pearland Independent School
                   District GO, 6.00%, 2/15/15 (PSF)                      1,662
--------------------------------------------------------------------------------
            1,085  Rowlett Rev., Series 2004 A,
                   5.00%, 3/1/19 (MBIA)                                   1,147
--------------------------------------------------------------------------------
            1,140  Rowlett Rev., Series 2004 A,
                   5.00%, 3/1/20 (MBIA)                                   1,200
--------------------------------------------------------------------------------
            2,000  San Antonio Electric and Gas Rev.,
                   7.10%, 2/1/09 (FGIC)(1)(3)                             1,745
--------------------------------------------------------------------------------
            2,120  Southside Independent School
                   District GO, Series 2004 A,
                   5.25%, 8/15/25 (PSF)                                   2,238
--------------------------------------------------------------------------------
            1,000  Tarrant County Health Facility
                   Development Corp. Rev.,
                   (Ft. Worth Osteopathic), 6.00%,
                   5/15/11 (MBIA)(5)(7)                                   1,021
--------------------------------------------------------------------------------
            2,345  Texas Municipal Power Agency
                   COP, (Sub-Lien), 4.00%,
                   9/1/09 (FGIC)                                          2,409
--------------------------------------------------------------------------------
            1,500  Texas Public Finance Auth.
                   Building Rev., (Technical College),
                   6.25%, 8/1/09 (MBIA)                                   1,647
--------------------------------------------------------------------------------
            1,000  Texas Technical University Rev.,
                   5.00%, 8/15/08 (MBIA)                                  1,082
--------------------------------------------------------------------------------
            1,000  Travis County Health Facilities
                   Development Corp. Rev., Series
                   1999 A, (Ascension Health Credit),
                   5.875%, 11/15/09, Prerefunded at
                   101% of Par (AMBAC)(1)                                 1,140
--------------------------------------------------------------------------------
            1,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 4.50%, 7/1/06                               1,029
--------------------------------------------------------------------------------
            2,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 5.00%, 7/1/08                               2,119
--------------------------------------------------------------------------------
            1,265  West Oso Independent School
                   District GO, 5.50%, 8/15/26 (PSF)                      1,352
--------------------------------------------------------------------------------
                                                                         50,435
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.4%
--------------------------------------------------------------------------------
            2,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   (Senior Lien), 5.20%, 10/1/09                          2,151
--------------------------------------------------------------------------------
UTAH -- 2.0%
--------------------------------------------------------------------------------
            1,000  Salt Lake City Hospital Rev., Series
                   1988 A, (Intermountain Health
                   Corporation), 8.125%, 5/15/15(1)                       1,259
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,000  Utah County Municipal Building
                   Auth. Lease COP, 4.00%,
                   11/1/05 (AMBAC)                                     $  1,017
--------------------------------------------------------------------------------
            1,495  Utah County Municipal Building
                   Auth. Lease COP, 5.00%,
                   11/1/09 (AMBAC)                                        1,627
--------------------------------------------------------------------------------
            1,820  Utah County Municipal Building
                   Auth. Lease COP, 5.25%,
                   11/1/13 (AMBAC)                                        2,005
--------------------------------------------------------------------------------
            1,915  Utah County Municipal Building
                   Auth. Lease COP, 5.25%,
                   11/1/14 (AMBAC)                                        2,113
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease COP, 5.50%,
                   11/1/16 (AMBAC)                                        1,112
--------------------------------------------------------------------------------
            1,130  West Valley City Municipal Building
                   Auth. COP, Series 2002 A, 5.00%,
                   8/1/10 (AMBAC)                                         1,234
--------------------------------------------------------------------------------
            1,305  West Valley City Utility Sales
                   Tax Rev., Series 2001 A,
                   5.50%, 7/15/16 (MBIA)                                  1,448
--------------------------------------------------------------------------------
                                                                         11,815
--------------------------------------------------------------------------------
VIRGINIA -- 0.7%
--------------------------------------------------------------------------------
            1,500  Fairfax County COP,
                   5.30%, 4/15/23                                         1,588
--------------------------------------------------------------------------------
            1,000  Hampton Industrial Development
                   Auth. Rev., Series 1994 A, (Sentara
                   General Hospital), 6.50%, 11/1/06,
                   Prerefunded at 100% of Par(1)                          1,079
--------------------------------------------------------------------------------
            1,115  Pittsylvania County GO, Series
                   2001 B, 5.75%, 3/1/18 (MBIA)                           1,270
--------------------------------------------------------------------------------
                                                                          3,937
--------------------------------------------------------------------------------
WASHINGTON -- 7.3%
--------------------------------------------------------------------------------
            1,000  Benton County Public Utility
                   District No. 1 Rev., Series 2001 A,
                   5.625%, 11/1/19 (FSA)                                  1,111
--------------------------------------------------------------------------------
            1,000  Cowlitz County Kelso School
                   District No. 458 GO, 5.75%,
                   12/1/18 (FSA)                                          1,133
--------------------------------------------------------------------------------
            3,500  Energy Northwest Electrical Rev.,
                   Series 2002 A, (Columbia
                   Generating), 5.75%, 7/1/18 (MBIA)                      3,934
--------------------------------------------------------------------------------
            9,000  Energy Northwest Electrical Rev.,
                   Series 2002 B, (Columbia
                   Generating), 6.00%,
                   7/1/18 (AMBAC)(4)                                     10,276
--------------------------------------------------------------------------------
            7,145  King County GO, 5.50%, 12/1/12                         8,083
--------------------------------------------------------------------------------
            2,000  King County GO, Series 1997 D,
                   5.75%, 12/1/11                                         2,212
--------------------------------------------------------------------------------
            1,555  King County Lake Washington
                   School District No. 414 GO,
                   5.75%, 12/1/15                                         1,768
--------------------------------------------------------------------------------
            1,260  Mason County Shelton School
                   District No. 309 GO, 5.625%,
                   12/1/17 (FGIC)                                         1,408
--------------------------------------------------------------------------------
            1,120  Metropolitan Park District
                   of Tacoma GO, 6.00%,
                   12/1/16 (AMBAC)                                        1,285
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,000  Metropolitan Park District
                   of Tacoma GO, 6.00%,
                   12/1/18 (AMBAC)                                     $  1,145
--------------------------------------------------------------------------------
              305  Tacoma Electrical Systems
                   Rev., 6.10%, 1/1/07 (FGIC)                               312
--------------------------------------------------------------------------------
            1,720  University of Washington Rev.,
                   (Student Facilities Fee),
                   5.875%, 6/1/18 (FSA)                                   1,940
--------------------------------------------------------------------------------
            1,000  Washington GO, Series 1990 A,
                   6.75%, 2/1/15                                          1,214
--------------------------------------------------------------------------------
            1,000  Washington Public Power Supply
                   System Rev., Series 1996 A,
                   (Nuclear Project No. 1),
                   5.75%, 7/1/12 (MBIA)                                   1,070
--------------------------------------------------------------------------------
            4,570  Washington Public Power Supply
                   System Rev., Series 1998 A,
                   (Nuclear Project No. 2),
                   5.00%, 7/1/12 (FSA)                                    4,926
--------------------------------------------------------------------------------
            1,500  Whitman County Pullman School
                   District No. 267 GO, 5.625%,
                   12/1/16 (FSA)                                          1,681
--------------------------------------------------------------------------------
                                                                         43,498
--------------------------------------------------------------------------------
WISCONSIN -- 1.5%
--------------------------------------------------------------------------------
            1,180  Winneconne Community School
                   District GO, 6.75%, 4/1/06,
                   Prerefunded at 100% of Par (FGIC)(1)                   1,251
--------------------------------------------------------------------------------
            1,990  Wisconsin Clean Water Rev.,
                   6.875%, 6/1/11                                         2,342
--------------------------------------------------------------------------------
            2,590  Wisconsin Health & Educational
                   Facilities Auth. Rev.,
                   (Aurora  Medical Group), 6.00%,
                   11/15/10 (FSA)                                         2,954
--------------------------------------------------------------------------------
              500  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Blood Center
                   Southeastern), 5.50%, 6/1/24                             515
--------------------------------------------------------------------------------
              750  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Blood Center
                   Southeastern), 5.75%, 6/1/34                             779
--------------------------------------------------------------------------------
            1,225  Wisconsin Health & Educational
                   Facilities Auth. Rev.,
                   (Wheaton  Franciscan Services),
                   4.00%, 8/15/06                                         1,254
--------------------------------------------------------------------------------
                                                                          9,095
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $564,014)                                                         586,271
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 3.4%
--------------------------------------------------------------------------------
ARIZONA(6)
--------------------------------------------------------------------------------
              115  Pima County Industrial
                   Development Auth. COP, (Lease
                   Purchase), VRDN, 1.83%, 12/2/04
                   (SBBPA: Societe Generale)                                115
--------------------------------------------------------------------------------
CALIFORNIA -- 0.1%
--------------------------------------------------------------------------------
              775  California Economic Recovery Rev.,
                   Series 2004 C1, VRDN, 1.74%,
                   12/1/04 (SBBPA: Landesbank
                   Baden-Wuerttemberg)                                      775
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
FLORIDA -- 0.6%
--------------------------------------------------------------------------------
           $3,750  Broward County Health Facilities
                   Auth. Rev., (John Knox Village),
                   VRDN, 1.79%, 12/1/04 (RADIAN)
                   (SBBPA: LaSalle Bank N.A.)                          $  3,750
--------------------------------------------------------------------------------
GEORGIA -- 0.5%
--------------------------------------------------------------------------------
            2,800  City of Atlanta Rev., Series
                   2002 C, VRDN, 1.68%, 12/1/04
                   (FSA) (SBBPA: Dexia Credit Local)                      2,800
--------------------------------------------------------------------------------
NEW YORK -- 1.3%
--------------------------------------------------------------------------------
            7,225  New York City Municipal Water
                   Finance Auth. Rev., Series 1994 G,
                   VRDN, 1.64%, 12/1/04 (FGIC)                            7,225
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
PENNSYLVANIA -- 0.9%
--------------------------------------------------------------------------------
           $5,375  Delaware County Industrial
                   Development Auth. Rev., (Exelon),
                   VRDN, 1.74%, 12/1/04
                   (LOC: Wachovia Bank N.A.)                           $  5,375
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $20,040)                                                           20,040
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.1%
(Cost $584,054)                                                         606,311
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.1)%                                 (12,524)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                             $593,787
================================================================================

SHORT FUTURES CONTRACTS*

                                                    ($ IN THOUSANDS)

                                         Underlying Face
Contracts Sold       Expiration Date     Amount at Value       Unrealized Gain
--------------------------------------------------------------------------------

250 U.S. Treasury
10-Year Notes          March 2005          $27,863                   $52
                                         ======================================

*SHORT FUTURES CONTRACTS typically are based on an index and tend to track the performance of the index or specific securities while remaining very liquid
(easy to buy and sell).  By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

CIFG = CDC IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

PSF = Permanent School Fund

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2004.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) When-issued security.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.

(5) Non-imcome producing.

(6) Category is less than 0.05% of net assets.

(7) Security is in default.

See Notes to Financial Statements.

------
20

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                     (continued)

------
21

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                                 BEGINNING         ENDING      DURING PERIOD*   ANNUALIZED
                                                ACCOUNT VALUE   ACCOUNT VALUE     6/1/04 -        EXPENSE
                                                   6/1/04         11/30/04        11/30/04        RATIO*
TAX-FREE MONEY MARKET SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------------
ACTUAL:
-----------------------------------------------------------------------------------------------------------
Tax-Free Money Market                              $1,000        $1,004.90        $2.56            0.51%
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL:
-----------------------------------------------------------------------------------------------------------
Tax-Free Money Market                              $1,000        $1,022.51        $2.59            0.51%
-----------------------------------------------------------------------------------------------------------
TAX-FREE BOND SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------------
ACTUAL:
-----------------------------------------------------------------------------------------------------------
Investor Class                                     $1,000        $1,027.60        $2.54            0.50%
-----------------------------------------------------------------------------------------------------------
Institutional Class                                $1,000        $1,028.60        $1.53            0.30%
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL:
-----------------------------------------------------------------------------------------------------------
Investor Class                                     $1,000        $1,022.56        $2.54            0.50%
-----------------------------------------------------------------------------------------------------------
Institutional Class                                $1,000        $1,023.56        $1.52            0.30%
-----------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
22

Statement of Assets and Liabilities

NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      TAX-FREE
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)     MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
ASSETS
-----------------------------------------------
Investment securities, at value
(cost of $282,645 and $584,054, respectively)         $282,645        $606,311
-----------------------------------------------
Cash                                                        --             576
-----------------------------------------------
Receivable for capital shares sold                          --             453
-----------------------------------------------
Interest receivable                                        814           9,009
-----------------------------------------------
Prepaid portfolio insurance                                  8              --
--------------------------------------------------------------------------------
                                                       283,467         616,349
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash              82              --
-----------------------------------------------
Payable for investments purchased                       12,000          21,918
-----------------------------------------------
Accrued management fees                                    110             238
-----------------------------------------------
Dividends payable                                            5             406
--------------------------------------------------------------------------------
                                                        12,197          22,562
--------------------------------------------------------------------------------

NET ASSETS                                            $271,270        $593,787
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                       $271,329        $574,089
-----------------------------------------------
Accumulated net realized loss
on investment transactions                                 (59)         (2,611)
-----------------------------------------------
Net unrealized appreciation on investments                  --          22,309
--------------------------------------------------------------------------------
                                                      $271,270        $593,787
================================================================================
INVESTOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                        $271,270,401    $587,069,443
-----------------------------------------------
Shares outstanding                                 271,329,210      54,259,657
-----------------------------------------------
Net asset value per share                                $1.00          $10.82
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                 N/A      $6,717,556
-----------------------------------------------
Shares outstanding                                         N/A         620,867
-----------------------------------------------
Net asset value per share                                  N/A          $10.82
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
23

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      TAX-FREE
(AMOUNTS IN THOUSANDS)                              MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------
Interest                                                $2,037        $11,582
--------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------
Management fees                                            676          1,460
----------------------------------------------
Trustees' fees and expenses                                  8             14
----------------------------------------------
Portfolio insurance                                         23             --
----------------------------------------------
Other expenses                                              --              2
--------------------------------------------------------------------------------
                                                           707          1,476
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    1,330         10,106
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                (1)        (1,624)
----------------------------------------------
Change in net unrealized
appreciation on investments                                 --          7,875
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                     (1)         6,251
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $1,329        $16,357
================================================================================

See Notes to Financial Statements.

------
24

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MAY 31, 2004
-------------------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                            TAX-FREE MONEY MARKET               TAX-FREE BOND
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS            NOV. 30, 2004    MAY 31, 2004    NOV. 30, 2004    MAY 31, 2004
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                             $  1,330        $  1,684         $ 10,106        $ 20,646
--------------------------------------------
Net realized loss                                       (1)             (4)          (1,624)         (1,078)
--------------------------------------------
Change in net unrealized appreciation                   --              --            7,875         (26,026)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            1,329           1,680           16,357          (6,458)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                                    (1,330)         (1,684)          (9,978)        (20,395)
--------------------------------------------
  Institutional Class                                   --              --             (131)           (251)
--------------------------------------------
From net realized gains:
---------------------------------
  Investor Class                                        --              --               --          (1,450)
--------------------------------------------
  Institutional Class                                   --              --               --             (16)
-------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions           (1,330)         (1,684)         (10,109)        (22,112)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     (4,974)          3,993           (3,861)         (7,639)
-------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               (4,975)          3,989            2,387         (36,209)
-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period                                276,245         272,256          591,400         627,609
-------------------------------------------------------------------------------------------------------------
End of period                                     $271,270        $276,245         $593,787        $591,400
=============================================================================================================

Undistributed net investment income                     --              --               --              $3
=============================================================================================================

See Notes to Financial Statements.

------
25

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Tax-Free Money Market Fund (Tax-Free Money
Market) and Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940
Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax. Tax-Free Money Market invests primarily in cash-equivalent, high-quality municipal obligations.
Tax-Free Bond invests primarily in high-quality municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Tax-Free Money Market is authorized to issue the Investor
Class. Tax-Free Bond is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain/loss and accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

                                                                     (continued)

------
26

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category
Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the
American Century family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market. The rates for the
Investment Category Fee range from 0.1625% to 0.2800% for Tax-Free Bond. Rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class. The
Institutional Class is 0.2000% less at each point within the Complex Fee Range.
The effective annual management fee for the Investor Class of Tax-Free Money
Market and Tax-Free Bond for the six months ended November 30, 2004 was 0.49%.
The effective annual management fee for the Institutional Class of Tax-Free Bond for the six months ended November 30, 2004 was 0.29%.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums equal to 0.018% to MBIA based on participating money market funds'
market value at January 31, 2004. The premiums are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Tax-Free Bond has a bank line of credit agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the six months ended November 30, 2004, were
$179,133 and $181,626, respectively. All investment transactions for Tax-Free
Money Market were considered short-term during the six months ended November 30,
2004.

                                                                     (continued)

------
27

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                              TAX-FREE MONEY MARKET            TAX-FREE BOND
----------------------------------------------------------------------------------------------------
                                              SHARES        AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2004
------------------------------------------
Sold                                          76,460        $76,460          5,721        $61,919
------------------------------------------
Issued in reinvestment of distributions        1,300          1,300            700          7,590
------------------------------------------
Redeemed                                     (82,734)       (82,734)        (6,682)       (72,295)
----------------------------------------------------------------------------------------------------
Net decrease                                  (4,974)       $(4,974)          (261)       $(2,786)
====================================================================================================
YEAR ENDED MAY 31, 2004
------------------------------------------
Sold                                         218,652       $218,652         20,630       $226,578
------------------------------------------
Issued in reinvestment of distributions        1,634          1,634          1,525         16,643
------------------------------------------
Redeemed                                    (216,293)      (216,293)       (23,030)      (251,285)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                        3,993       $  3,993           (875)      $ (8,064)
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2004
------------------------------------------
Issued in reinvestment of distributions          N/A            N/A             12        $   131
------------------------------------------
Redeemed                                                                      (111)        (1,206)
----------------------------------------------------------------------------------------------------
Net decrease                                                                   (99)       $(1,075)
====================================================================================================
YEAR ENDED MAY 31, 2004
------------------------------------------
Sold                                             N/A            N/A            138         $1,492
------------------------------------------
Issued in reinvestment of distributions                                         24            267
------------------------------------------
Redeemed                                                                      (122)        (1,334)
----------------------------------------------------------------------------------------------------
Net increase                                                                    40         $  425
====================================================================================================

(continued)

------
28

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

5. BANK LINE OF CREDIT

Tax-Free Bond, along with certain other funds managed by ACIM, have a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed to
$575 million effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended November 30, 2004.

6. RISK FACTORS

The funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states of than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2004, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
                                                     TAX-FREE
                                                   MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
Federal tax cost of investments                      $282,645        $584,054
================================================================================
Gross tax appreciation of investments                      --         $22,860
---------------------------------------------
Gross tax depreciation of investments                      --            (603)
--------------------------------------------------------------------------------
Net tax appreciation of investments                        --         $22,257
================================================================================
Net tax appreciation of derivatives                        --         $    52
--------------------------------------------------------------------------------
Net tax appreciation                                       --         $22,309
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Following are the capital loss carryovers and capital loss deferral amounts as of May 31, 2004:

                                       TAX-FREE MONEY MARKET     TAX-FREE BOND
--------------------------------------------------------------------------------
Accumulated capital losses                     $(58)                 $(663)
--------------------------------------------------------------------------------
Capital loss deferral                          $ --                  $(324)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                                2008          2009         2010          2011
--------------------------------------------------------------------------------
Tax-Free Money Market           $(6)         $(39)         $(9)          $(4)
--------------------------------------------------------------------------------
Tax-Free Bond                    --            --           --          $(663)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the seven-month period ended May 31, 2004. Tax-Free Bond has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
29

Tax-Free Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
---------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
---------------------------------------------------------------------------------------------
                             2004(1)      2004       2003       2002       2001       2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income                         --(2)     0.01       0.01       0.02       0.04       0.03
---------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income              --(2)    (0.01)     (0.01)     (0.02)     (0.04)     (0.03)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
=============================================================================================
  TOTAL RETURN(3)             0.49%       0.64%      1.05%      1.64%      3.71%      3.30%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         0.51%(4)       0.51%      0.51%      0.51%      0.50%      0.50%
------------------------
Ratio of Net
Investment
Income to
Average Net Assets         0.97%(4)       0.65%      1.04%      1.62%      3.64%      3.23%
------------------------
Net Assets,
End of Period
(in thousands)             $271,270    $276,245   $272,256   $250,035   $249,461   $233,852
---------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
30

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
--------------------------------------------------------------------------------------------
                                                   INVESTOR CLASS
--------------------------------------------------------------------------------------------
                           2004(1)    2004        2003       2002       2001        2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $10.71    $11.19      $10.63     $10.50      $9.93      $10.39
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income                     0.18      0.37        0.39       0.44       0.48        0.48
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.11     (0.45)       0.58       0.22       0.57       (0.44)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.29     (0.08)       0.97       0.66       1.05        0.04
--------------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.18)    (0.37)      (0.39)     (0.44)     (0.48)      (0.48)
-----------------------
  From Net
  Realized Gains               --     (0.03)      (0.02)     (0.09)        --       (0.02)
--------------------------------------------------------------------------------------------
  Total Distributions       (0.18)    (0.40)      (0.41)     (0.53)     (0.48)      (0.50)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period              $10.82    $10.71      $11.19     $10.63     $10.50       $9.93
============================================================================================
  TOTAL RETURN(2)            2.76%    (0.79)%      9.31%      6.45%     10.77%       0.44%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        0.50%(3)      0.51%      0.51%      0.51%      0.51%       0.51%
-----------------------
Ratio of Net
Investment
Income to
Average Net Assets        3.40%(3)      3.34%      3.62%      4.14%      4.65%       4.75%
-----------------------
Portfolio
Turnover Rate                  32%        60%        57%        86%       106%        107%
-----------------------
Net Assets,
End of Period
(in thousands)            $587,069   $583,689   $620,000   $382,447   $188,186    $149,511
--------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
31

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
--------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                              2004(1)      2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.71      $11.19       $10.90
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income                         0.20        0.39         0.05
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.11       (0.45)        0.29
--------------------------------------------------------------------------------
  Total From Investment Operations              0.31       (0.06)        0.34
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                   (0.20)      (0.39)       (0.05)
-------------------------------------------
  From Net Realized Gains                         --       (0.03)          --
--------------------------------------------------------------------------------
  Total Distributions                          (0.20)      (0.42)       (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.82      $10.71       $11.19
================================================================================
  TOTAL RETURN(3)                               2.86%      (0.60)%       3.14%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.30%(4)        0.31%    0.30%(4)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        3.60%(4)        3.54%    3.68%(4)
-------------------------------------------
Portfolio Turnover Rate                           32%          60%      57%(5)
-------------------------------------------
Net Assets, End of Period (in thousands)       $6,718       $7,711      $7,609
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) April 15, 2003 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
32

Share Class Information

One class of shares is authorized for sale by Tax-Free Money Market: INVESTOR
CLASS. Two classes of shares are authorized for sale by Tax-Free Bond: INVESTOR
CLASS and INSTITUTIONAL CLASS. The total expense ratio for Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
33

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market-value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
34

Notes

------
35

Notes

------
36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0501
SH-SAN-41367N

American Century Investment Services, Inc.
(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

[front cover]

NOVEMBER 30, 2004

American Century Investments
Semiannual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

Arizona Municipal Bond Fund
Florida Municipal Bond Fund
High-Yield Municipal Fund

                               [american century investments logo and text logo]

[inside front cover]

Table of Contents

Our Message to You..........................................................   1

ARIZONA MUNICIPAL BOND

FLORIDA MUNICIPAL BOND

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information.....................................................  50
Additional Information......................................................  51

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

To help you monitor your investment, we are pleased to provide the semiannual report for the Arizona Municipal Bond, Florida Municipal Bond, and High-Yield
Municipal funds for the six months ended November 30, 2004.

You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated May
31, 2005, available in approximately six months.

We remain committed to our guiding belief that the ultimate measure of our performance is our customers' success. Thank you for investing with us.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD
      WITH JAMES E. STOWERS, JR.

------
1

Arizona Municipal Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                   ---------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS  10 YEARS(1)  INCEPTION(1)     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           2.31%      5.85%      5.92%        5.63%        4/11/94
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX          2.36%      5.67%      5.86%        5.58%(2)       --
--------------------------------------------------------------------------------
LIPPER OTHER STATES
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS          1.88%      5.04%      5.31%        4.89%(3)       --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking as
of 11/30/04(4)         32 of 116   5 of 87    6 of 60      2 of 45(3)      --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking as
of 12/31/04(4)         27 of 114   6 of 85    5 of 61      2 of 45(3)      --
--------------------------------------------------------------------------------
A Class                                                                  2/27/04
  No sales charge*         --         --         --        -0.13%(5)
  With sales charge*       --         --         --        -4.63%(5)
--------------------------------------------------------------------------------
B Class                                                                  2/27/04
  No sales charge*         --         --         --        -0.69%(5)
  With sales charge*       --         --         --        -5.69%(5)
--------------------------------------------------------------------------------
C Class                                                                  2/27/04
  No sales charge*         --         --         --        -0.70%(5)
  With sales charge*       --         --         --        -1.67%(5)
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Investor Class returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

(2) Since 3/31/94, the date nearest the fund's inception for which data are available.

(3) Since 4/14/94, the date nearest the fund's inception for which data are available.

(4) Lipper rankings are based on average annual total returns for the Investor
    Class in a given category for the periods indicated.

(5) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
2

Arizona Municipal Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
----------------------------------------------------------------------------------------------------
                      1995*   1996*   1997    1998     1999    2000    2001    2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class       13.73%   4.91%   5.02%   6.83%   -0.09%   6.96%   8.37%   5.99%   5.72%   2.31%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index             11.99%   5.36%   5.38%   6.32%    1.49%   5.62%   8.24%   6.47%   5.72%   2.36%
----------------------------------------------------------------------------------------------------

*Investor Class returns would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Arizona Municipal Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Arizona Municipal Bond returned 2.95%* for the six months ended November 30,
2004, as prices rose and yields fell on all but the shortest-maturity municipal securities. The fund's return also outpaced the average return of Lipper's 120
Other States Intermediate Municipal Debt Funds was 2.73%.

Long-term performance stacked up well, too. Arizona Municipal Bond's one-year return ranked the fund among the top 30% of its Lipper group, while five- and
10-year returns were among the top 10%. (Please see pages 2 and 3 for additional information.)

YIELD SUMMARY & PERSPECTIVE

Our investment objective is to seek safety of principal and high current income that is exempt from federal and Arizona income taxes. Along those lines, Arizona
Municipal Bond's 30-day SEC yield was 2.68% as of November 30, 2004, compared with the Lipper average 30-day SEC yield of 2.33%.

Arizona Municipal Bond's attractive 30-day SEC yield also translated into a tax-equivalent yield of 3.75% for investors in a 28.54% combined federal and state tax bracket, while equating to 4.34% for investors in a 38.28% bracket.
(Please see the table above.)

ECONOMIC & MARKET PERSPECTIVE

The six months ended November 30, 2004, spanned a period when U.S. economic growth was decelerating--real annualized GDP growth was 3.3% and 4.0% in the second and third quarters of 2004 compared with 4.2% and 4.5% in the previous two quarters, and fourth quarter 2004 GDP is also expected to be around 3%. The economy slowed as oil prices soared and the Federal Reserve (the Fed) raised short-term interest rates. The price of crude oil jumped 23% during the six months, from approximately $40 a barrel to almost $50 (after hitting a high of
$55) and the Fed raised its overnight rate target four times, from 1% to 2%.

Bonds rallied despite the Fed's rate hikes. The Treasury and investment-grade municipal yield curves "twisted"--yields at the short-maturity ends of the

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   7.6 yrs               7.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.2 yrs               4.4 yrs
--------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         2.68%
--------------------------------------------------------------------------------
A Class                                                2.32%
--------------------------------------------------------------------------------
B Class                                                1.71%
--------------------------------------------------------------------------------
C Class                                                1.68%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
28.54% Tax Bracket                                     3.75%
--------------------------------------------------------------------------------
31.40% Tax Bracket                                     3.91%
--------------------------------------------------------------------------------
36.38% Tax Bracket                                     4.21%
--------------------------------------------------------------------------------
38.28% Tax Bracket                                     4.34%
--------------------------------------------------------------------------------

(1) The tax brackets indicated are combined federal and state tax brackets.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
4

Arizona Municipal Bond - Portfolio Commentary

curves ROSE as the Fed raised its overnight interest rate target, but yields at the longer-maturity ends FELL.

Declining yields and rising prices at the longer end of the maturity spectrum helped most longer-maturity/duration bonds outperform their shorter-maturity/
duration counterparts--the shorter-duration Lehman Brothers Municipal Bond Index returned 4.30% compared with 6.14% for Lehman's Long-Term Municipal Bond Index.

PORTFOLIO POSITIONING & STRATEGIES

We employed several key strategies during the six months. In particular, we primarily concentrated the portfolio in bonds rated triple-A and double-A
(please see the table below). However, we also attempted to boost Arizona
Municipal Bond's yield by conservatively increasing the portfolio's percentage of single-A bonds, which tend to offer higher yields than like-maturity bonds with higher credit ratings.

In addition, we emphasized a bond maturity structure that we thought would perform well if the yield gap between short- and long-term bonds decreased. We believed such an outcome to be possible if the Fed began raising short-term interest rates while long-term inflation concerns remained largely in check; and
that's exactly what happened.

Lastly, we conservatively shortened Arizona Municipal Bond's duration--a widely used gauge of interest rate sensitivity--from 4.4 years at the end of May to 4.2 years at the end of November.

OUR COMMITMENT

We remain committed to seeking safety of principal while providing a high level of Arizona and federal tax-exempt current income by investing at least 80% of the fund's assets in municipal securities exempt from regular federal and
Arizona income taxes. And we plan to continue closely monitoring economic and market conditions while attempting to adjust the fund's weighted average maturity accordingly.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
AAA                                          66%                   67%
--------------------------------------------------------------------------------
AA                                           15%                   15%
--------------------------------------------------------------------------------
A                                            14%                   11%
--------------------------------------------------------------------------------
BBB                                           5%                    7%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                            34%
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                      14%
--------------------------------------------------------------------------------
Housing Revenue                                                    12%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            12%
--------------------------------------------------------------------------------
Special Tax Revenue                                                 6%
--------------------------------------------------------------------------------

------
5

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.9%

ARIZONA -- 94.2%
--------------------------------------------------------------------------------
       $  795,000  Arizona School Facilities Board
                   COP, Series 2004 C, 5.00%,
                   9/1/10 (FSA)(1)                                  $   868,212
--------------------------------------------------------------------------------
        1,750,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.50%, 7/1/18                        1,946,613
--------------------------------------------------------------------------------
        1,000,000  Arizona Student Loan
                   Acquisition Auth. Rev., Series
                   1999 A1, (Guaranteed Student
                   Loans), 5.65%, 5/1/14                              1,081,780
--------------------------------------------------------------------------------
        1,880,000  Arizona Tourism & Sports Auth.
                   Tax Rev., (Baseball Training
                   Facilities), 5.00%, 7/1/13                         1,978,399
--------------------------------------------------------------------------------
        1,000,000  Arizona Transportation Board
                   Rev., Series 2004 B, (Grant
                   Anticipation Notes), 5.00%,
                   7/1/09 (AMBAC)                                     1,090,670
--------------------------------------------------------------------------------
        1,910,000  Energy Management Services
                   LLC Rev., (Arizona State
                   University - Main Campus),
                   4.50%, 7/1/11 (MBIA)                               2,045,209
--------------------------------------------------------------------------------
        1,000,000  Gilbert Water Resource
                   Municipal Property Corp. Rev.,
                   (Development Fee & Sub Lien),
                   4.90%, 4/1/19(1)                                     986,770
--------------------------------------------------------------------------------
          460,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/08, Prerefunded
                   at 101% of Par(2)                                    507,044
--------------------------------------------------------------------------------
          540,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/28                                      552,533
--------------------------------------------------------------------------------
          500,000  Glendale Industrial Development
                   Auth. Rev., Series 2001 A,
                   (Midwestern University),
                   5.75%, 5/15/21                                       540,330
--------------------------------------------------------------------------------
        1,125,000  Greater Arizona Development
                   Auth. Rev., Series 2004 A,
                   4.25%, 8/1/10                                      1,175,074
--------------------------------------------------------------------------------
        1,000,000  Marana Municipal Property
                   Corp. COP, 5.25%, 7/1/25
                   (AMBAC)                                            1,063,040
--------------------------------------------------------------------------------
        1,105,000  Maricopa County Dysart Unified
                   School District No. 89 GO,
                   Series 2004 B, (School
                   Improvement Project of 2002),
                   5.25%, 7/1/21 (FSA)                                1,244,506
--------------------------------------------------------------------------------
        1,615,000  Maricopa County Elementary
                   School District No. 79 GO,
                   Series 2000 A, (Litchfield
                   Elementary Projects of 1998),
                   4.55%, 7/1/07 (FSA)                                1,702,985
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  175,000  Maricopa County Industrial
                   Development Auth. Hospital
                   Facility Rev., Series 1990 A,
                   (Samaritan Health Services),
                   7.15%, 12/1/04 (MBIA)(2)                         $   175,025
--------------------------------------------------------------------------------
        1,445,000  Maricopa County Unified High
                   School District No. 210 Phoenix
                   GO, 4.75%, 7/1/11 (FSA)                            1,569,415
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 1 Phoenix GO,
                   5.50%, 7/1/07 (MBIA)                               1,088,380
--------------------------------------------------------------------------------
        1,040,000  Maricopa County Unified School
                   District No. 28 Kyrene GO,
                   Series 2001 B, 4.30%, 7/1/07
                   (MBIA)(3)                                            973,045
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Unified School
                   District No. 48 Scottsdale GO,
                   6.60%, 7/1/12                                      1,206,790
--------------------------------------------------------------------------------
        1,955,000  Maricopa County Unified School
                   District No. 90 Saddle Mountain
                   GO, Series 2003 A, 5.00%,
                   7/1/10                                             2,083,658
--------------------------------------------------------------------------------
        2,145,000  Mesa Industrial Development
                   Auth. Rev., Series 1998 A1,
                   (Lutheran Health System),
                   4.75%, 1/1/05 (MBIA)                               2,149,997
--------------------------------------------------------------------------------
        1,265,000  Mohave County Community
                   College District Rev., 5.75%,
                   3/1/14 (AMBAC)                                     1,412,954
--------------------------------------------------------------------------------
        1,150,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                      1,291,473
--------------------------------------------------------------------------------
        2,000,000  Northern Arizona University
                   Rev., 4.00%, 6/1/06 (FGIC)                         2,051,580
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Rev., (Senior Lien),
                   5.00%, 7/1/05                                      1,017,170
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Wastewater System Rev.,
                   (Junior Lien), 6.25%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FGIC)(2)                                          1,169,660
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 6.50%, 7/1/06                       1,064,460
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 5.50%, 7/1/19
                   (FGIC)                                             1,101,820
--------------------------------------------------------------------------------
        2,070,000  Phoenix GO, Series 1995 A,
                   6.25%, 7/1/17(4)                                   2,516,643
--------------------------------------------------------------------------------
        1,000,000  Phoenix GO, Series 1995 B,
                   5.25%, 7/1/06(4)                                   1,066,670
--------------------------------------------------------------------------------
          640,000  Phoenix Industrial Development
                   Auth. Single Family Mortgage
                   Rev., Series 1998 A , 6.60%,
                   12/1/29 (GNMA)                                       644,813
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,710,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/18
                   (AMBAC)                                          $ 1,919,885
--------------------------------------------------------------------------------
        1,800,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/19
                   (AMBAC)(4)                                         2,020,230
--------------------------------------------------------------------------------
        1,550,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 5.05%,
                   7/1/05 (MBIA)                                      1,592,749
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 7.00%,
                   7/1/05 (MBIA)                                      1,028,460
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 12 Sunnyside GO,
                   5.50%, 7/1/05 (MBIA)                               1,030,190
--------------------------------------------------------------------------------
        1,125,000  Pima County Unified School
                   District No. 6 Marana GO,
                   5.50%, 7/1/15 (FGIC)                               1,244,543
--------------------------------------------------------------------------------
          820,000  Pinal County COP, 4.75%,
                   6/1/13 (AMBAC)                                       876,408
--------------------------------------------------------------------------------
          435,000  Prescott Valley Municipal
                   Property Corp. Rev., 3.00%,
                   1/1/05 (FGIC)                                        435,370
--------------------------------------------------------------------------------
        1,500,000  Salt River Project Agricultural
                   Improvement and Power District
                   Electrical System Rev., Series
                   2001 A, 5.00%, 1/1/05                              1,503,885
--------------------------------------------------------------------------------
        1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                   Prerefunded at 100% of Par(2)                      1,832,640
--------------------------------------------------------------------------------
        1,000,000  Sedona COP, 5.75%, 7/1/20                          1,129,610
--------------------------------------------------------------------------------
        1,645,000  University of Arizona COP,
                   Series 2002 A, 5.50%, 6/1/17
                   (AMBAC)                                            1,818,155
--------------------------------------------------------------------------------
                                                                     55,798,843
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
PUERTO RICO -- 3.7%
--------------------------------------------------------------------------------
       $1,000,000  Puerto Rico Commonwealth GO,
                   (Public Improvement), 5.25%,
                   7/1/10                                           $ 1,098,170
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities), 5.50%,
                   7/1/10                                             1,110,830
--------------------------------------------------------------------------------
                                                                      2,209,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $55,222,098)                                                   58,007,843
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 3.7%

ARIZONA -- 3.7%
--------------------------------------------------------------------------------
          400,000  Coconino County Pollution
                   Control Corp. Rev., (Arizona
                   Public Service Co.), VRDN,
                   1.68%, 12/1/04 (LOC: KBC
                   Bank N.V.)                                           400,000
--------------------------------------------------------------------------------
        1,000,000  Pima County Industrial
                   Development Auth. Rev., (Lease
                   Purchase), VRDN, 1.83%,
                   12/2/04 (SBBPA: Societe
                   Generale)                                          1,000,000
--------------------------------------------------------------------------------
          800,000  Pima County Industrial
                   Development Auth. Rev.,
                   (Tucson Electric), VRDN, 1.68%,
                   12/1/04 (LOC: Bank of
                   New York)                                            800,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $2,200,000)                                                     2,200,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.6%
(Cost $57,422,098)                                                   60,207,843
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.6)%                                 (951,480)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $59,256,363
================================================================================

SHORT FUTURES CONTRACTS*

                                                  Underlying Face     Unrealized
      Contracts Sold         Expiration Date      Amount at Value        Gain
--------------------------------------------------------------------------------
     20  U.S. Treasury
         10-Year Notes         March 2005           $2,229,062           $4,129
                                                  ==============================

*SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                  (continued)

------
7

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2004.

(1) When-issued security.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.

See Notes to Financial Statements.

------
8

Florida Municipal Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                   ---------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS  10 YEARS(1)  INCEPTION(1)     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           2.10%      5.78%      6.16%        5.74%        4/11/94
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX          2.36%      5.67%      5.86%       5.58%(2)        --
--------------------------------------------------------------------------------
LIPPER FLORIDA
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS          1.50%      4.89%      5.19%       4.73%(3)        --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking as
of 11/30/04(4)          5 of 19    1 of 16    1 of 11     1 of 10(3)       --
--------------------------------------------------------------------------------
Investor Class's
Lipper Rankingas
of 12/31/04(4)          2 of 19    1 of 16    1 of 11     1 of 10(3)       --
--------------------------------------------------------------------------------
A Class                                                                  2/27/04
  No sales charge*         --         --         --       -0.51%(5)
  With sales charge*       --         --         --       -4.96%(5)
--------------------------------------------------------------------------------
B Class                                                                  2/27/04
  No sales charge*         --         --         --       -1.07%(5)
  With sales charge*       --         --         --       -6.07%(5)
--------------------------------------------------------------------------------
C Class                                                                  2/27/04
  No sales charge*         --         --         --       -1.08%(5)
  With sales charge*       --         --         --       -2.05%(5)
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Investor Class returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

(2) Since 3/31/94, the date nearest the fund's inception for which data are available.

(3) Since 4/14/94, the date nearest the fund's inception for which data are available.

(4) Lipper rankings are based on average annual total returns for the Investor
    Class in a given category for the periods indicated.

(5) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
9

Florida Municipal Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
----------------------------------------------------------------------------------------------------
                       1995*   1996*   1997    1998    1999    2000    2001    2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class        14.39%   4.61%   6.78%   7.39%   0.00%   7.09%   7.82%   6.35%   5.62%   2.10%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index              11.99%   5.36%   5.38%   6.32%   1.49%   5.62%   8.24%   6.47%   5.72%   2.36%
----------------------------------------------------------------------------------------------------

*Investor Class returns would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
10

Florida Municipal Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Florida Municipal Bond returned 2.79%* for the six months ended November 30,
2004, as prices rose and yields fell on all but the shortest-maturity municipal securities. By comparison, the average return of Lipper's 22 Florida
Intermediate Municipal Debt Funds was 2.45%.

Long-term performance stacked up well, too. Florida Municipal Bond's one-year return ranked the fund among the top 27% of its Lipper group, while five- and
10-year returns ranked Florida Municipal Bond as the group's top performer.
(Please see pages 9 and 10 for additional information.)

YIELD SUMMARY & PERSPECTIVE

Our investment objective is to seek safety of principal and high current income that is exempt from federal income tax. (The fund also seeks to be exempt from
Florida's Intangible Personal Property Tax). Along those lines, Florida
Municipal Bond's 30-day SEC yield was 2.66% as of November 30, 2004, compared with the Lipper average 30-day SEC yield of 2.21%.

Florida Municipal Bond's attractive 30-day SEC yield also translated into a tax-equivalent yield of 3.55% for investors in a 25.00% federal tax bracket, while equating to 4.09% for investors in a 35.00% bracket. (Please see the table above.)

ECONOMIC & MARKET PERSPECTIVE

The six months ended November 30, 2004, spanned a period when U.S. economic growth was decelerating--real annualized GDP growth was 3.3% and 4.0% in the second and third quarters of 2004 compared with 4.2% and 4.5% in the previous two quarters, and fourth quarter 2004 GDP is also expected to be around 3%. The economy slowed as oil prices soared and the Federal Reserve (the Fed) raised short-term interest rates. The price of crude oil jumped 23% during the six months, from approximately $40 a barrel to almost $50 (after hitting a high of
$55) and the Fed raised its overnight rate target four times, from 1% to 2%.

Bonds rallied despite the Fed's rate hikes. The Treasury and investment-grade municipal yield curves "twisted"--yields at the short-maturity ends of the

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   7.6 yrs               7.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.3 yrs               4.5 yrs
--------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         2.66%
--------------------------------------------------------------------------------
A Class                                                2.31%
--------------------------------------------------------------------------------
B Class                                                1.68%
--------------------------------------------------------------------------------
C Class                                                1.64%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.00% Tax Bracket                                     3.55%
--------------------------------------------------------------------------------
28.00% Tax Bracket                                     3.69%
--------------------------------------------------------------------------------
33.00% Tax Bracket                                     3.97%
--------------------------------------------------------------------------------
35.00% Tax Bracket                                     4.09%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
11

Florida Municipal Bond - Portfolio Commentary

curves ROSE as the Fed raised its overnight interest rate target, but yields at the longer-maturity ends FELL.

Declining yields and rising prices at the longer end of the maturity spectrum helped most longer-maturity/duration bonds outperform their shorter-maturity/
duration counterparts--the shorter-duration Lehman Brothers Municipal Bond Index returned 4.30% compared with 6.14% for Lehman's Long-Term Municipal Bond Index.

PORTFOLIO POSITIONING & STRATEGIES

We employed several key strategies during the six months. In particular, we continued to concentrate the portfolio in bonds rated triple-A and double-A
(please see the table below), which represented approximately 84% of the portfolio at the end of November, little changed compared with six months ago.

In addition, we emphasized a bond maturity structure that we thought would perform well if the yield gap between short- and long-term bonds decreased. We believed such an outcome to be possible if the Fed began raising short-term interest rates while long-term inflation concerns remained largely in check; and
that's exactly what happened.

Lastly, we conservatively shortened Florida Municipal Bond's duration--a widely used gauge of interest rate sensitivity--from 4.5 years at the end of May to 4.3 years at the end of November.

OUR COMMITMENT

We remain committed to seeking safety of principal while providing a high level of federal tax-exempt current income by investing at least 80% of the fund's assets in municipal securities that are exempt from Florida's intangibles tax.
And we plan to continue closely monitoring economic and market conditions while attempting to adjust the fund's weighted average maturity accordingly.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
AAA                                          79%                   78%
--------------------------------------------------------------------------------
AA                                            5%                    4%
--------------------------------------------------------------------------------
A                                             5%                    5%
--------------------------------------------------------------------------------
BBB                                          11%                   13%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            18%
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                      14%
--------------------------------------------------------------------------------
General Obligation (GO)                                             9%
--------------------------------------------------------------------------------
Transportation Revenue                                              8%
--------------------------------------------------------------------------------
Hospital Revenue                                                    8%
--------------------------------------------------------------------------------

------
12

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 95.6%

FLORIDA -- 93.8%
--------------------------------------------------------------------------------
       $1,110,000  Broward County Airport
                   Systems Rev., (Passenger
                   Facility), (Conventional Lien H1),
                   5.25%, 10/1/12 (AMBAC)                           $ 1,187,345
--------------------------------------------------------------------------------
          400,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.00%, 4/1/14                                        418,968
--------------------------------------------------------------------------------
          500,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.50%, 4/1/15                                        539,325
--------------------------------------------------------------------------------
          525,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.50%, 4/1/16                                        563,388
--------------------------------------------------------------------------------
          500,000  Broward County School Board
                   COP, Series 2002 B, 5.375%,
                   7/1/13 (FSA)                                         561,735
--------------------------------------------------------------------------------
        1,570,000  Callaway/Bay County
                   Wastewater System Rev.,
                   5.00%, 9/1/20 (MBIA)(1)                            1,663,760
--------------------------------------------------------------------------------
        1,230,000  Callaway/Bay County
                   Wastewater System Rev.,
                   5.00%, 9/1/23 (MBIA)(1)                            1,282,472
--------------------------------------------------------------------------------
        2,000,000  City of Lakeland Rev., Series
                   2000 B, 5.50%, 10/1/10,
                   Prerefunded at 100% of Par
                   (MBIA)(2)                                          2,250,379
--------------------------------------------------------------------------------
        1,475,000  Collier County School Board
                   COP, 5.50%, 2/15/12 (FSA)                          1,666,440
--------------------------------------------------------------------------------
          715,000  Crossings at Fleming Island
                   Community Development
                   District Special Assessment
                   Rev., Series 2000 B, 5.25%,
                   5/1/05 (MBIA)                                        724,667
--------------------------------------------------------------------------------
          250,000  Dade County Aviation Rev.,
                   Series 1995 E, 5.50%, 10/1/10
                   (AMBAC)                                              261,410
--------------------------------------------------------------------------------
        1,200,000  Daytona Beach Rev., Series
                   2002 D, 5.25%, 11/15/16 (FSA)                      1,313,256
--------------------------------------------------------------------------------
        1,150,000  Duval County School Board
                   COP, 5.75%, 7/1/16 (FSA)                           1,273,349
--------------------------------------------------------------------------------
        1,010,000  Emerald Coast Utilities System
                   Auth. Rev., 5.00%, 1/1/25
                   (FGIC)                                             1,041,583
--------------------------------------------------------------------------------
          110,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.80%,
                   4/1/06 (GNMA/FNMA)                                   112,959
--------------------------------------------------------------------------------
          170,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.85%,
                   4/1/07 (GNMA/FNMA)                                   176,956
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,050,000  Florida Board of Education
                   Capital Outlay GO, Series
                   1995 C, 5.50%, 6/1/12,
                   Prerefunded at 101% of Par
                   (MBIA)(2)                                        $ 1,078,802
--------------------------------------------------------------------------------
        2,320,000  Florida Division of Bond
                   Finance Rev., Series 1998 B,
                   (Environmental Protection --
                   Preservation 2000), 5.25%,
                   7/1/10 (FSA)(3)                                    2,527,523
--------------------------------------------------------------------------------
          450,000  Florida Housing Finance
                   Agency Rev., Series 1995 E,
                   (Williamsburg Village
                   Apartments), 5.60%, 12/1/07
                   (AMBAC)                                              467,361
--------------------------------------------------------------------------------
          500,000  Florida Housing Finance Corp.
                   Rev., Series 1999-2,
                   (Homeowner Mortgage), 4.60%,
                   1/1/21 (FSA)                                         501,405
--------------------------------------------------------------------------------
        1,000,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 5.25%,
                   11/1/21 (MBIA)                                     1,074,870
--------------------------------------------------------------------------------
          350,000  Gainesville Utilities System Rev.,
                   Series 1996 A, 5.75%, 10/1/09                        394,272
--------------------------------------------------------------------------------
          675,000  Greater Orlando Aviation Auth.
                   Rev., Series 1999 A, 5.25%,
                   10/1/09 (FGIC)                                       733,833
--------------------------------------------------------------------------------
          445,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 3.50%, 3/1/05                               446,046
--------------------------------------------------------------------------------
          610,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 4.00%, 3/1/06                               618,400
--------------------------------------------------------------------------------
          635,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 4.50%, 3/1/07                               653,993
--------------------------------------------------------------------------------
          690,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 5.00%, 3/1/08                               725,735
--------------------------------------------------------------------------------
        2,010,000  Hollywood Water & Sewer Rev.,
                   3.00%, 10/1/06 (FSA)(3)                            2,036,391
--------------------------------------------------------------------------------
        1,235,000  Indian River County Rev.,
                   (Spring Training Facility),
                   5.25%, 4/1/15 (FGIC)                               1,351,819
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   2.75%, 5/1/06 (MBIA)                                 296,820
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.10%, 5/1/07 (MBIA)                                 299,767
--------------------------------------------------------------------------------
          330,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.65%, 5/1/09 (MBIA)                                 339,761
--------------------------------------------------------------------------------
          350,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.85%, 5/1/10 (MBIA)                                 361,267
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  625,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   4.00%, 5/1/11 (MBIA)                             $   647,619
--------------------------------------------------------------------------------
          850,000  Lee County Industrial
                   Development Health Care
                   Facilities Auth. Rev., Series
                   1999 A, (Shell Point Village),
                   5.50%, 11/15/09                                      908,591
--------------------------------------------------------------------------------
        1,290,000  Lee County Rev., Series 2001 A,
                   4.80%, 10/1/12 (AMBAC)                             1,391,523
--------------------------------------------------------------------------------
        1,325,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.25%, 11/15/07                           1,357,476
--------------------------------------------------------------------------------
        1,000,000  Miami Beach Stormwater Rev.,
                   5.75%, 9/1/17 (FGIC)                               1,126,680
--------------------------------------------------------------------------------
        1,910,000  Miami Beach Water & Sewer
                   Rev., 5.625%, 9/1/16 (AMBAC)                       2,142,256
--------------------------------------------------------------------------------
          650,000  Miami Parking Facilities Rev.,
                   5.25%, 10/1/15 (MBIA)                                723,567
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/16 (FSA)                               1,133,280
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/17 (FSA)                               1,133,280
--------------------------------------------------------------------------------
        1,875,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      2,068,706
--------------------------------------------------------------------------------
          450,000  Orlando and Orange County
                   Expressway Auth. Rev., 6.50%,
                   7/1/11 (FGIC)                                        534,456
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 4.00%, 10/1/06
                   (MBIA)                                             1,029,180
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 5.75%, 10/1/14
                   (MBIA)                                             1,154,560
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County School
                   Board COP, Series 2002 A,
                   5.375%, 8/1/17 (FSA)                               1,095,240
--------------------------------------------------------------------------------
        2,000,000  Pasco County Solid Waste
                   Disposal & Resource Recovery
                   System Rev., 6.00%, 4/1/10
                   (AMBAC)                                            2,224,879
--------------------------------------------------------------------------------
          445,000  Pensacola Airport Rev., Series
                   1997 B, 5.40%, 10/1/07 (MBIA)                        467,495
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.45%, 12/1/04                        300,018
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.55%, 12/1/05                        305,106
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.70%, 12/1/07                        312,174
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Polk County Finance Auth.
                   Multifamily Housing Rev.,
                   Series 1997 A, (Winter Oaks
                   Apartments), 5.25%, 7/1/07
                   (FNMA)                                           $ 1,025,320
--------------------------------------------------------------------------------
        1,015,000  St. Lucie County Public
                   Improvement Rev., Series
                   2000 A, (800 MHZ Radio
                   System), 5.50%, 4/1/10 (MBIA)                      1,134,445
--------------------------------------------------------------------------------
        1,000,000  Sumter County School Board
                   COP, 5.50%, 1/1/21 (MBIA)                          1,099,270
--------------------------------------------------------------------------------
        1,000,000  Sunrise Utility System Rev.,
                   5.20%, 10/1/22 (AMBAC)                             1,095,360
--------------------------------------------------------------------------------
        1,000,000  Tampa Bay Water Utility
                   System Rev., Series 1998 B,
                   5.125%, 10/1/08 (FGIC)                             1,100,060
--------------------------------------------------------------------------------
          400,000  Tampa Guaranteed Entitlement
                   Rev., 6.00%, 10/1/18 (AMBAC)                         466,228
--------------------------------------------------------------------------------
        1,000,000  Tampa Water & Sewer Rev.,
                   6.00%, 10/1/17 (FSA)                               1,196,410
--------------------------------------------------------------------------------
          910,000  Village Center Community
                   Development District
                   Recreational Rev., Series
                   2001 A, 3.75%, 11/1/05 (MBIA)                        923,969
--------------------------------------------------------------------------------
        1,545,000  West Orange Healthcare District
                   Rev., Series 1999 A, 5.10%,
                   2/1/05                                             1,552,677
--------------------------------------------------------------------------------
                                                                     58,595,882
--------------------------------------------------------------------------------
PUERTO RICO -- 1.8%
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Public Buildings
                   Auth. GO, Series 2002 C,
                   (Government Facilities), 5.50%,
                   7/1/10                                             1,110,841
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $57,249,366)                                                   59,706,723
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 6.1%

FLORIDA -- 6.1%
--------------------------------------------------------------------------------
        2,800,000  Florida Higher Educational
                   Facilities Financial Auth. Rev.,
                   (St. Thomas University), VRDN,
                   1.69%, 12/1/04 (LOC: SunTrust
                   Bank)(3)                                           2,800,000
--------------------------------------------------------------------------------
          425,000  Pinellas County Health Facilities
                   Auth. Rev., (Pooled Hospital
                   Loan Program), VRDN, 1.67%,
                   12/1/04 (AMBAC) (SBBPA:
                   SunTrust Bank)                                       425,000
--------------------------------------------------------------------------------
          550,000  Sarasota County Public Hospital
                   Board Rev., Series 2003 A,
                   (Sarasota Memorial Hospital),
                   VRDN, 1.74%, 12/1/04 (AMBAC)                         550,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $3,775,000)                                                     3,775,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.2%

       $1,350,000  Federated Florida Municipal
                   Cash Trust
(Cost $1,350,000)                                                   $ 1,350,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.9%
(Cost $62,374,366)                                                   64,831,723
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.9)%                               (2,444,389)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $62,387,334
================================================================================

SHORT FUTURES CONTRACTS*

                                                  Underlying Face     Unrealized
      Contracts Sold         Expiration Date      Amount at Value        Gain
--------------------------------------------------------------------------------
     15  U.S. Treasury
         10-Year Notes         March 2005           $1,671,797           $3,214
                                                  ==============================

*SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2004.

(1) When-issued security.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.

See Notes to Financial Statements.

------
15

High-Yield Municipal - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                           ------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR    5 YEARS(1)   INCEPTION(1)      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    6.23%       6.83%         5.90%        3/31/98
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                        5.53%       8.01%         5.98%          --
--------------------------------------------------------------------------------
LIPPER HIGH-YIELD
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS                   5.42%       5.16%         3.79%          --
--------------------------------------------------------------------------------
Investor Class's Lipper
Ranking as of 11/30/04(2)       19 of 80     8 of 61       2 of 50         --
--------------------------------------------------------------------------------
Investor Class's Lipper
Ranking as of 12/31/04(2)       32 of 79     8 of 60       2 of 49         --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
  No sales charge*                5.96%         --          6.07%
  With sales charge*              1.18%         --          3.46%
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
  No sales charge*                5.17%         --          5.35%
  With sales charge*              1.17%         --          3.24%
--------------------------------------------------------------------------------
C Class                           5.19%         --          5.35%        7/24/02
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Investor Class returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

(2) Lipper rankings are based on average annual total returns for the Investor
    Class in a given category for the periods indicated.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
16

High-Yield Municipal - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                      1998*      1999      2000    2001    2002    2003    2004
--------------------------------------------------------------------------------
Investor Class        6.08%**   -0.70%**   4.33%   8.64%   7.99%   7.03%   6.23%
--------------------------------------------------------------------------------
Lehman Brothers
Long-Term Municipal
Bond Index            5.56%     -5.10%    10.70%  10.30%   6.09%   7.55%   5.53%
--------------------------------------------------------------------------------

* From 3/31/98 (the class's inception date) to 11/30/98. Not annualized.

**Investor Class returns would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
17

High-Yield Municipal - Portfolio Commentary

PORTFOLIO MANAGER: STEVEN PERMUT

RETURN SUMMARY & PERSPECTIVE

High-Yield Municipal returned 4.73%* for the six months ended November 30, 2004.
The fund and its comparative benchmarks performed well as the U.S. bond market rallied and yields fell--the Lehman Brothers Long-Term Municipal Bond Index returned 6.14% and the Lipper High-Yield Municipal Debt Funds average return was
4.76%. Municipal investments with longer maturities and durations generally outperformed those with shorter. That helps explain why the fund trailed the
Lehman index.

ECONOMIC & MARKET PERSPECTIVE

The six months ended November 30, 2004, spanned a period when U.S. economic growth was decelerating--real annualized GDP growth was 3.3% and 4.0% in the second and third quarters of 2004 compared with 4.2% and 4.5% in the previous two quarters, and fourth quarter 2004 GDP was projected to be around 3%. The economy slowed as oil prices soared and the Federal Reserve (the Fed) raised short-term interest rates. The price of crude oil jumped 23% during the six months, from approximately $40 a barrel to almost $50 (after hitting a high of
$55) and the Fed raised its overnight interest rate target four times, from 1%
to 2%.

Bonds rallied despite the Fed's rate hikes. The Treasury and investment-grade municipal yield curves "twisted"--yields at the short-maturity ends of the curves ROSE as the Fed raised its overnight interest rate target, but yields at the longer-maturity ends FELL.

Declining yields and rising prices at the longer end of the maturity spectrum helped most longer-maturity/duration bonds outperform their shorter-maturity/
duration counterparts. Lehman's Long-Term Municipal Bond Index (which had a modified duration of 7.55 years as of November 30, 2004) returned 6.14%, compared with 4.30% for the broader, shorter-duration Lehman Brothers Municipal
Bond Index (which had a modified duration of 5.45 years on the same date, relatively close to the fund's 5.57 years).

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  17.9 yrs              18.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 5.6 yrs               7.0 yrs
--------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.69%
--------------------------------------------------------------------------------
A Class                                                4.24%
--------------------------------------------------------------------------------
B Class                                                3.69%
--------------------------------------------------------------------------------
C Class                                                3.68%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.00% Tax Bracket                                     6.25%
--------------------------------------------------------------------------------
28.00% Tax Bracket                                     6.51%
--------------------------------------------------------------------------------
33.00% Tax Bracket                                     7.00%
--------------------------------------------------------------------------------
35.00% Tax Bracket                                     7.22%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
18

High-Yield Municipal - Portfolio Commentary

YIELD SUMMARY & PERSPECTIVE

Our investment objective is to seek high current income that is exempt from federal income tax. As of November 30, 2004, we'd invested 75% of the portfolio in below-investment-grade debt (either rated below BBB or unrated but determined by us to be of equivalent quality). These bonds offer higher yields as compensation for their perceived risk, which produces more income and helps reduce the portfolio's price sensitivity to interest rate changes.

The fund's 30-day SEC yield declined from 4.97% on May 31, 2004 to 4.69% on
November 30, 2004 as the bond market rallied. That still translated to attractive tax-equivalent yields for investors (see the yield table at the top of page 18).

PORTFOLIO POSITIONING & STRATEGY

We continued to focus on our approach to portfolio investing and management, the foundations of which are thorough credit reviews and careful security selection.
Though past performance is no guarantee of future results, we believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector; there have been no defaults in the portfolio since the fund's inception.

Our investment approach includes techniques designed to realize capital appreciation as well as high income, including investments in land-secured bonds, which represented the portfolio's largest sector position at the beginning and end (see the table above) of the reporting period. Land-secured bonds have potential for price appreciation as economic conditions improve and/or the projects are developed and their finances solidify.

Given expectations of higher interest rates, we reduced the portfolio's average duration (price sensitivity to interest rate changes)--see the table at the bottom of page 18.

OUR COMMITMENT

We remain committed to seeking high levels of federal tax-exempt current income, as well as capital appreciation, by investing at least 80% of the fund's assets in municipal securities, including securities rated below investment-grade or that are unrated. We attempt to keep the weighted average maturity of the fund at 10 years or longer.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
AAA                                          17%                   19%
--------------------------------------------------------------------------------
AA                                            2%                    2%
--------------------------------------------------------------------------------
A                                             --                    1%
--------------------------------------------------------------------------------
BBB                                           6%                    5%
--------------------------------------------------------------------------------
BB                                            3%                    4%
--------------------------------------------------------------------------------
Unrated                                      72%                   69%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Secured                                                       49%
--------------------------------------------------------------------------------
General Obligation (GO)                                             7%
--------------------------------------------------------------------------------
Project Finance Revenue                                             7%
--------------------------------------------------------------------------------
Hospital Revenue                                                    6%
--------------------------------------------------------------------------------
Housing Revenue                                                     5%
--------------------------------------------------------------------------------

------
19

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 93.1%

ALASKA -- 0.5%
--------------------------------------------------------------------------------
       $  500,000  Anchorage Schools GO,
                   Series 2000 A, 5.75%,
                   12/1/16 (MBIA)                                  $    571,040
--------------------------------------------------------------------------------
ARIZONA -- 6.2%
--------------------------------------------------------------------------------
        1,000,000  Gilbert Water Resource
                   Municipal Property Corp. Rev.,
                   (Development Fee & Sub Lien),
                   4.90%, 4/1/19(1)                                     986,770
--------------------------------------------------------------------------------
        1,125,000  Maricopa County Industrial
                   Development Auth. Education
                   Rev., (Horizon Community
                   Learning Center), 7.95%,
                   6/15/23                                            1,180,418
--------------------------------------------------------------------------------
        3,015,000  Pronghorn Ranch Community
                   Facilities District GO, 6.40%,
                   7/15/29                                            3,017,924
--------------------------------------------------------------------------------
        1,120,000  Sundance Community
                   Facilities Assessment District
                   No. 2 Rev., 7.125%, 7/1/27                         1,168,787
--------------------------------------------------------------------------------
        1,025,000  Sundance Community
                   Facilities Assessment District
                   No. 3 Rev., 6.50%, 7/1/29                          1,026,005
--------------------------------------------------------------------------------
          395,000  Sundance Community
                   Facilities Assessment District
                   GO, 6.25%, 7/15/29                                   395,387
--------------------------------------------------------------------------------
                                                                      7,775,291
--------------------------------------------------------------------------------
CALIFORNIA -- 16.2%
--------------------------------------------------------------------------------
        2,000,000  Beaumont Financing Auth.
                   Rev., Series 2003 A, 6.875%,
                   9/1/27                                             2,128,300
--------------------------------------------------------------------------------
          750,000  California Communities
                   Development Auth. Rev.,
                   (Thomas Jefferson School of
                   Law), 7.75%, 10/1/31                                 805,185
--------------------------------------------------------------------------------
        2,000,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B, (Palomar Estates
                   E&W), 7.00%, 9/15/36                               2,108,460
--------------------------------------------------------------------------------
          930,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                                993,175
--------------------------------------------------------------------------------
        2,235,000  Independent Cities Lease
                   Finance Auth. Rev., Series
                   2004 A, (Morgan Hill -
                   Hacienda Various Projects),
                   5.90%, 11/15/34                                    2,255,853
--------------------------------------------------------------------------------
        2,000,000  Indio Redevelopment Agency
                   Tax Allocation Rev., Series
                   2004 B, (Sub-Merged Project
                   Area), 6.50%, 8/15/34                              2,052,580
--------------------------------------------------------------------------------
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2003 A, 6.25%, 9/1/33                              3,105,329
--------------------------------------------------------------------------------
        1,000,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             1,048,990
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $4,000,000  Vallejo COP, (Marine World
                   Foundation), 7.00%, 2/1/17                      $  4,101,519
--------------------------------------------------------------------------------
        1,605,000  Vallejo Multifamily Housing
                   Rev., Series 1998 B, (Solano
                   Affordable Housing), 8.25%,
                   4/1/39 (Acquired 12/12/02,
                   Cost $1,737,236)(2)                                1,728,168
--------------------------------------------------------------------------------
                                                                     20,327,559
--------------------------------------------------------------------------------
COLORADO -- 6.9%
--------------------------------------------------------------------------------
        3,000,000  Denver Health & Hospital Auth.
                   Healthcare Rev., Series
                   2004 A, 6.25%, 12/1/33                             3,196,290
--------------------------------------------------------------------------------
          640,000  Douglas County School
                   District No. Re-1 GO, Series
                   2002 B, (Douglas & Elbert
                   Counties), 5.75%, 12/15/19
                   (FSA/State Aid Withholding)                          741,862
--------------------------------------------------------------------------------
        3,000,000  One Horse Business
                   Improvement District Rev.,
                   6.00%, 6/1/24(3)                                   3,108,750
--------------------------------------------------------------------------------
        1,500,000  Plaza Metropolitan District
                   No. 1 Rev., 8.00%, 12/1/25                         1,564,140
--------------------------------------------------------------------------------
                                                                      8,611,042
--------------------------------------------------------------------------------
CONNECTICUT -- 0.8%
--------------------------------------------------------------------------------
        1,000,000  Connecticut Development Auth.
                   Industrial Rev., (Afco Cargo
                   BDL-LLC), 8.00%, 4/1/30                            1,040,300
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.5%
--------------------------------------------------------------------------------
        1,000,000  District of Columbia COP,
                   (Public Safety & Emergency),
                   5.50%, 1/1/19 (AMBAC)                              1,089,040
--------------------------------------------------------------------------------
          750,000  Metropolitan Washington D.C.
                   Airports Auth. General Rev.,
                   Series 2001 A, 5.50%,
                   10/1/18 (MBIA)                                       807,683
--------------------------------------------------------------------------------
                                                                      1,896,723
--------------------------------------------------------------------------------
FLORIDA -- 18.5%
--------------------------------------------------------------------------------
           55,000  Arbor Greene Community
                   Development District Special
                   Assessment, 5.75%, 5/1/06                             55,612
--------------------------------------------------------------------------------
           10,000  Arbor Greene Community
                   Development District Special
                   Assessment, 6.50%, 5/1/07                             10,160
--------------------------------------------------------------------------------
        3,500,000  Concorde Estates Community
                   Development District Rev.,
                   Series 2004 B, 5.00%, 5/1/11                       3,495,099
--------------------------------------------------------------------------------
        2,710,000  Covington Park Community
                   Development District Rev.,
                   Series 2004 B, (Capital
                   Improvement), 5.30%,
                   11/1/09                                            2,754,281
--------------------------------------------------------------------------------
        1,000,000  Double Branch Community
                   Development District Special
                   Assessment, Series 2002 A,
                   6.70%, 5/1/34                                      1,066,270
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,615,000  Double Branch Community
                   Development District Special
                   Assessment, Series 2003 C,
                   5.125%, 5/1/08                                  $  1,631,360
--------------------------------------------------------------------------------
          520,000  Fleming Island Plantation
                   Community Development
                   District Special Assessment,
                   Series 2000 B, 7.375%,
                   5/1/31                                               557,024
--------------------------------------------------------------------------------
        1,145,000  Gateway Services Community
                   Development District Special
                   Assessment, Series 2003 B,
                   (Sun City Center - Fort
                   Meyers), 5.50%, 5/1/10                             1,158,076
--------------------------------------------------------------------------------
          855,000  Heritage Harbor South
                   Community Development
                   District Rev., Series 2002 B,
                   5.40%, 11/1/08                                       862,396
--------------------------------------------------------------------------------
        1,000,000  Middle Village Community
                   Development District Special
                   Assessment, Series 2004 B,
                   5.00%, 5/1/09                                      1,003,690
--------------------------------------------------------------------------------
        1,500,000  Midtown Miami Community
                   Development District Special
                   Assessment, Series 2004 A,
                   6.25%, 5/1/37                                      1,548,480
--------------------------------------------------------------------------------
        1,000,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      1,103,310
--------------------------------------------------------------------------------
          400,000  Reunion East Community
                   Development District Special
                   Assessment Rev., Series
                   2002 B, 5.90%, 11/1/07                               405,112
--------------------------------------------------------------------------------
        1,245,000  South-Dade Venture
                   Community Development
                   District Rev., 6.125%, 5/1/34                      1,259,741
--------------------------------------------------------------------------------
        2,815,000  Sterling Hill Community
                   Development District Special
                   Assessment, Series 2003 B,
                   (Capital Improvement
                   Revenue), 5.50%, 11/1/10                           2,858,125
--------------------------------------------------------------------------------
          380,000  Stoneybrook West Community
                   Development District Special
                   Assessment, Series 2000 A,
                   7.00%, 5/1/32                                        405,810
--------------------------------------------------------------------------------
          975,000  Waterchase Community
                   Development District Rev.,
                   Series 2001 A, 6.70%, 5/1/32                       1,028,138
--------------------------------------------------------------------------------
        2,000,000  Westchester Community
                   Development District No. 1
                   Special Assessment,
                   (Community Infrastructure),
                   6.125%, 5/1/35                                     2,027,000
--------------------------------------------------------------------------------
                                                                     23,229,684
--------------------------------------------------------------------------------
GEORGIA -- 0.5%
--------------------------------------------------------------------------------
          500,000  Atlanta Water & Wastewater
                   Rev., Series 1999 A, 5.50%,
                   11/1/18 (FGIC)                                       574,530
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
GUAM -- 0.9%
--------------------------------------------------------------------------------
       $  390,000  Guam International Airport
                   Auth. Rev., Series 2003 A,
                   4.00%, 10/1/10 (MBIA)                           $    406,688
--------------------------------------------------------------------------------
          690,000  Guam International Airport
                   Auth. Rev., Series 2003 A,
                   4.00%, 10/1/11 (MBIA)                                716,317
--------------------------------------------------------------------------------
                                                                      1,123,005
--------------------------------------------------------------------------------
ILLINOIS -- 2.4%
--------------------------------------------------------------------------------
        3,000,000  Chicago Tax Increment
                   Allocation Rev., Series 2004 B,
                   (Pilsen Redevelopment),
                   (Junior Lien), 6.75%, 6/1/22(3)                    3,038,820
--------------------------------------------------------------------------------
MARYLAND -- 3.2%
--------------------------------------------------------------------------------
        1,250,000  Anne Arundel County Special
                   Obligation Rev., (Arundel Mills),
                   7.10%, 7/1/29, Prerefunded
                   at 102% of Par(4)                                  1,492,625
--------------------------------------------------------------------------------
        1,000,000  Anne Arundel County Special
                   Obligation Rev., (National
                   Business Park), 7.375%,
                   7/1/28, Prerefunded at
                   102% of Par(4)                                     1,225,890
--------------------------------------------------------------------------------
        1,238,000  Prince Georges County Rev.,
                   (Woodview Village Phase II -
                   Subdistrict), 7.00%, 7/1/32                        1,277,987
--------------------------------------------------------------------------------
                                                                      3,996,502
--------------------------------------------------------------------------------
MISSOURI -- 1.2%
--------------------------------------------------------------------------------
          860,000  Missouri Bottom Transportation
                   Development District
                   Hazelwood Rev., 7.20%, 5/1/33                        895,957
--------------------------------------------------------------------------------
          585,000  Missouri Housing Development
                   Commission Mortgage Rev.,
                   Series 1998 B2, (Single
                   Family), 6.40%, 9/1/29                               603,246
--------------------------------------------------------------------------------
                                                                      1,499,203
--------------------------------------------------------------------------------
NEVADA -- 13.4%
--------------------------------------------------------------------------------
          955,000  Clark County Improvement
                   District No. 121 Special
                   Assessment, (Southern
                   Highlands Area), 7.50%,
                   12/1/19                                            1,040,501
--------------------------------------------------------------------------------
        3,000,000  Clark County Improvement
                   District No. 142 Special
                   Assessment, 5.50%, 8/1/12                          3,091,859
--------------------------------------------------------------------------------
          715,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.25%, 2/1/12                                734,491
--------------------------------------------------------------------------------
          755,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.375%, 2/1/13                               776,548
--------------------------------------------------------------------------------
          725,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.40%, 2/1/14                                747,192
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,575,000  Henderson Local Improvement
                   Districts No. T14 Special
                   Assessment, 5.25%, 3/1/13                       $  1,623,635
--------------------------------------------------------------------------------
        1,560,000  Henderson Local Improvement
                   Districts No. T15 Special
                   Assessment, 6.10%, 3/1/24                          1,611,870
--------------------------------------------------------------------------------
        1,105,000  Henderson Redevelopment
                   Agency Tax Allocation, Series
                   2002 B, 7.10%, 10/1/22                             1,204,583
--------------------------------------------------------------------------------
          350,000  Henderson Redevelopment
                   Agency Tax Allocation, Series
                   2002 B, 7.20%, 10/1/25                               380,426
--------------------------------------------------------------------------------
        1,275,000  Las Vegas Improvement
                   District No. 607 Special
                   Assessment, 5.50%, 6/1/13                          1,317,407
--------------------------------------------------------------------------------
          500,000  Las Vegas Improvement
                   District No. 808-Summerlin
                   Area Special Assessment,
                   5.40%, 6/1/06                                        514,520
--------------------------------------------------------------------------------
          495,000  Las Vegas Improvement
                   District No. 808-Summerlin
                   Area Special Assessment,
                   5.70%, 6/1/08                                        515,033
--------------------------------------------------------------------------------
        1,165,000  North Las Vegas Improvement
                   District No. 60-Aliante Special
                   Assessment, 5.25%, 12/1/10                         1,200,940
--------------------------------------------------------------------------------
          500,000  North Las Vegas Improvement
                   District No. 60-Aliante Special
                   Assessment, 5.60%, 12/1/12                           516,115
--------------------------------------------------------------------------------
          755,000  Reno Special Assessment
                   District No. 4, (Somersett
                   Parkway), 5.20%, 12/1/10                             777,907
--------------------------------------------------------------------------------
          795,000  Reno Special Assessment
                   District No. 4, (Somersett
                   Parkway), 5.45%, 12/1/11                             819,112
--------------------------------------------------------------------------------
                                                                     16,872,139
--------------------------------------------------------------------------------
NEW JERSEY -- 0.9%
--------------------------------------------------------------------------------
        1,000,000  New Jersey Economic
                   Development Auth. COP,
                   Series 1999 A, (Transportation
                   Sublease), 6.00%, 5/1/09,
                   Prerefunded at 100% of Par
                   (FSA)(4)                                           1,129,370
--------------------------------------------------------------------------------
NEW MEXICO -- 0.8%
--------------------------------------------------------------------------------
        1,000,000  Ventana West Public
                   Improvement District Special
                   Levy Rev., 6.875%, 8/1/33                          1,015,730
--------------------------------------------------------------------------------
NEW YORK -- 0.8%
--------------------------------------------------------------------------------
        1,000,000  Onondaga County Industrial
                   Development Auth. Rev., (Air
                   Cargo), 7.25%, 1/1/32                              1,017,310
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.4%
--------------------------------------------------------------------------------
        1,565,000  North Carolina GO, Series
                   2002 A, (Public Improvement),
                   5.50%, 3/1/08                                      1,711,860
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 1.6%
--------------------------------------------------------------------------------
       $2,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2003 A, 6.75%, 10/1/33                          $  2,046,860
--------------------------------------------------------------------------------
OHIO -- 4.3%
--------------------------------------------------------------------------------
        1,160,000  Hebron Waterworks Rev.,
                   5.875%, 12/1/25                                    1,168,480
--------------------------------------------------------------------------------
          745,000  Hebron Waterworks Rev.,
                   6.125%, 12/1/29                                      761,681
--------------------------------------------------------------------------------
        1,800,000  Pinnacle Community
                   Infrastructure Financing
                   Facilities Auth. Rev., Series
                   2004 A, 6.25%, 12/1/36                             1,838,033
--------------------------------------------------------------------------------
          500,000  Plain Local School District GO,
                   5.50%, 12/1/19 (FGIC)                                553,080
--------------------------------------------------------------------------------
        1,100,000  Port of Greater Cincinnati
                   Development Auth. Special
                   Assessment, (Cooperative
                   Public Parking Infrastructure),
                   6.40%, 2/15/34                                     1,111,341
--------------------------------------------------------------------------------
                                                                      5,432,615
--------------------------------------------------------------------------------
OKLAHOMA -- 0.6%
--------------------------------------------------------------------------------
          750,000  Oklahoma City Industrial &
                   Cultural Facilities Trust Rev.,
                   6.75%, 1/1/23                                        724,613
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.7%
--------------------------------------------------------------------------------
        1,325,000  Chartiers Valley School District
                   GO, Series 2004 A, 5.00%,
                   10/15/20 (FSA/State Aid
                   Withholding)                                       1,407,150
--------------------------------------------------------------------------------
          685,000  New Morgan Municipal Auth.
                   Office Rev., Series 1999 A,
                   (Commonwealth Office),
                   5.375%, 6/1/08                                       666,943
--------------------------------------------------------------------------------
                                                                      2,074,093
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.5%
--------------------------------------------------------------------------------
          500,000  Cranston GO, 6.375%,
                   11/15/17 (FGIC)                                      576,640
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.1%
--------------------------------------------------------------------------------
        1,425,000  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 4.25%,
                   8/1/05                                             1,438,538
--------------------------------------------------------------------------------
TEXAS -- 3.4%
--------------------------------------------------------------------------------
          805,000  Abia Development Corp.
                   Airport Facilities Rev., (Aero
                   Austin L.P.), 6.75%, 1/1/11                          791,903
--------------------------------------------------------------------------------
          400,000  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence),
                   6.125%, 7/1/22                                       423,212
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
22

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence),
                   6.30%, 7/1/32                                   $  1,048,810
--------------------------------------------------------------------------------
        2,000,000  Pearland Development Auth.
                   Rev., 5.50%, 9/1/28(1)                             1,991,940
--------------------------------------------------------------------------------
                                                                      4,255,865
--------------------------------------------------------------------------------
UTAH -- 1.3%
--------------------------------------------------------------------------------
          305,000  Bountiful Hospital Rev., (South
                   Davis Community Hospital),
                   5.125%, 12/15/05 (Acquired
                   9/24/98, Cost $302,722)(2)                           308,111
--------------------------------------------------------------------------------
        1,235,000  West Valley City Rev., Series
                   2001 A, 5.50%, 7/15/15
                   (MBIA)                                             1,372,925
--------------------------------------------------------------------------------
                                                                      1,681,036
--------------------------------------------------------------------------------
WASHINGTON -- 1.0%
--------------------------------------------------------------------------------
          860,000  Cowlitz County Kelso School
                   District No. 458 GO, 5.75%,
                   12/1/18(FSA)                                         973,984
--------------------------------------------------------------------------------
          250,000  Port of Seattle Rev., Series
                   2000 B, 6.00%, 2/1/15 (MBIA)                         285,028
--------------------------------------------------------------------------------
                                                                      1,259,012
--------------------------------------------------------------------------------
WISCONSIN -- 1.5%
--------------------------------------------------------------------------------
        2,000,000  Wisconsin State Health &
                   Educational Facilities Auth.
                   Rev., Series 2004 A,
                   (Southwest Health Center),
                   6.25%, 4/1/34                                      1,941,752
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $113,181,222)                                                 116,861,132
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 4.3%

ARIZONA -- 1.1%
--------------------------------------------------------------------------------
       $1,400,000  Pima County Industrial
                   Development Auth. Rev.,
                   (Tucson Electric), VRDN,
                   1.68%, 12/1/04 (LOC: Bank
                   of New York)                                    $  1,400,000
--------------------------------------------------------------------------------
NEW YORK -- 1.2%
--------------------------------------------------------------------------------
        1,525,000  New York City Municipal
                   Water Finance Auth. Rev.,
                   Series 1994 G, VRDN, 1.64%,
                   12/1/04 (FGIC)                                     1,525,000
--------------------------------------------------------------------------------
PENNSYLVANIA -- 2.0%
--------------------------------------------------------------------------------
          725,000  Allegheny County Industrial
                   Development Auth. Rev.,
                   Series 2001 A, (Longwood),
                   VRDN, 1.69%, 12/1/04
                   (RADIAN)                                             725,000
--------------------------------------------------------------------------------
        1,790,000  Delaware County Industrial
                   Development Auth. Rev.,
                   (Exelon), VRDN, 1.74%,
                   12/1/04 (LOC: Wachovia
                   Bank N.A.)                                         1,790,000
--------------------------------------------------------------------------------
                                                                      2,515,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $5,440,000)                                                     5,440,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 97.4%
(Cost $118,621,222)                                                 122,301,132
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 2.6%                                  3,301,012
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $125,602,144
================================================================================

SHORT FUTURES CONTRACTS*

                                                  Underlying Face     Unrealized
      Contracts Sold         Expiration Date      Amount at Value        Gain
--------------------------------------------------------------------------------
     15  U.S. Treasury
         10-Year Notes         March 2005           $1,671,797           $3,214
                                                  ==============================

*SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                  (continued)

------
23

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2004.

(1) When-issued security.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2004, was
    $2,036,279, which represented 1.6% of net assets.

(3) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.

(4) Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

------
24

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
25

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      6/1/04 -        EXPENSE
                        6/1/04         11/30/04         11/30/04        RATIO*
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,029.50          $2.54          0.50%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,028.20          $3.81          0.75%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,024.40          $7.61          1.50%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,024.30          $7.61          1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.56          $2.54          0.50%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,021.31          $3.80          0.75%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.55          $7.59          1.50%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.55          $7.59          1.50%
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,027.90          $2.54          0.50%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,026.70          $3.81          0.75%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,022.90          $7.61          1.50%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,022.80          $7.61          1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.56          $2.54          0.50%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,021.31          $3.80          0.75%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.55          $7.59          1.50%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.55          $7.59          1.50%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------
26

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      6/1/04 -        EXPENSE
                        6/1/04         11/30/04         11/30/04        RATIO*
--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,047.30          $3.23          0.63%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,046.00          $4.51          0.88%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,042.10          $8.34          1.63%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,042.10          $8.34          1.63%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.91          $3.19          0.63%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,020.66          $4.46          0.88%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,016.90          $8.24          1.63%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,016.90          $8.24          1.63%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
27

Statement of Assets and Liabilities

NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                     ARIZONA          FLORIDA       HIGH-YIELD
                                  MUNICIPAL BOND   MUNICIPAL BOND    MUNICIPAL
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $57,422,098, $62,374,366,
and $118,621,222, respectively)     $60,207,843     $64,831,723    $122,301,132
----------------------------------
Cash                                         --              --         396,880
----------------------------------
Receivable for investments sold              --              --       5,241,231
----------------------------------
Receivable for capital shares sold        5,060           4,170         232,135
----------------------------------
Interest receivable                   1,064,369         636,202       1,956,754
--------------------------------------------------------------------------------
                                     61,277,272      65,472,095     130,128,132
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                   89,462          42,799              --
----------------------------------
Payable for investments
purchased                             1,865,982       2,947,880       4,267,650
----------------------------------
Accrued management fees                  23,837          25,000          62,579
----------------------------------
Distribution fees payable                   277             926           9,353
----------------------------------
Service fees (and distribution
fees -- A Class) payable                    783             639          13,132
----------------------------------
Dividends payable                        40,568          67,517         173,274
--------------------------------------------------------------------------------
                                      2,020,909       3,084,761       4,525,988
--------------------------------------------------------------------------------
NET ASSETS                          $59,256,363     $62,387,334    $125,602,144
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                     $56,617,070     $60,418,268    $124,633,462
----------------------------------
Accumulated net realized
loss on investment
transactions                           (150,581)       (491,505)     (2,714,442)
----------------------------------
Net unrealized appreciation
on investments                        2,789,874       2,460,571       3,683,124
--------------------------------------------------------------------------------
                                    $59,256,363     $62,387,334    $125,602,144
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                          $55,340,003     $59,117,097     $59,487,983
----------------------------------
Shares outstanding                    5,056,215       5,476,431       5,798,393
----------------------------------
Net asset value per-share                $10.94          $10.79          $10.26
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                           $3,468,112      $1,660,698     $50,449,022
----------------------------------
Shares outstanding                      316,869         153,842       4,917,360
----------------------------------
Net asset value per-share                $10.94          $10.79          $10.26
----------------------------------
Maximum offering price (net
asset value divided by 0.955)            $11.46          $11.30          $10.74
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                               $2,484         $13,597      $3,123,654
----------------------------------
Shares outstanding                          227           1,260         304,468
----------------------------------
Net asset value per-share                $10.94          $10.79          $10.26
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                             $445,764      $1,595,942     $12,541,485
----------------------------------
Shares outstanding                       40,728         147,843       1,222,440
----------------------------------
Net asset value per-share                $10.94          $10.79          $10.26
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
28

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                     ARIZONA         FLORIDA        HIGH-YIELD
                                  MUNICIPAL BOND   MUNICIPAL BOND    MUNICIPAL
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                             $1,286,215      $1,240,838      $3,096,147
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Management fees                         147,571         154,406         347,239
----------------------------------
Distribution fees:
----------------------------------
  B Class                                     9              61          10,754
----------------------------------
  C Class                                   992           4,792          38,544
----------------------------------
Service fees:
----------------------------------
  B Class                                     3              20           3,585
----------------------------------
  C Class                                   331           1,598          12,848
----------------------------------
Service and distribution
fees -- A Class                           2,934           1,431          51,482
----------------------------------
Trustees' fees and expenses               3,941           3,999           4,850
----------------------------------
Other expenses                               85              80             139
--------------------------------------------------------------------------------
                                        155,866         166,387         469,441
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                 1,130,349       1,074,451       2,626,706
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                (162,839)       (195,934)         91,174
----------------------------------
Change in net unrealized
appreciation on investments             798,583         855,262       2,185,459
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN        635,744         659,328       2,276,633
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $1,766,093      $1,733,779      $4,903,339
================================================================================

See Notes to Financial Statements.

------
29

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MAY 31, 2004
--------------------------------------------------------------------------------------------
                                   ARIZONA MUNICIPAL BOND         FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS          NOV. 30, 2004   MAY 31, 2004   NOV. 30, 2004   MAY 31, 2004
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income            $ 1,130,349   $  2,479,760     $ 1,074,451     $ 2,390,053
-----------------------------
Net realized gain (loss)            (162,839)        31,189        (195,934)       (295,541)
-----------------------------
Change in net
unrealized appreciation              798,583     (3,334,628)        855,262      (3,291,538)
--------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                    1,766,093       (823,679)      1,733,779      (1,197,026)
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
From net investment income
-----------------------------
  Investor Class                  (1,085,181)    (2,475,048)     (1,040,105)     (2,383,929)
-----------------------------
  A Class                            (41,558)        (4,663)        (18,492)         (1,775)
-----------------------------
  B Class                                (35)           (17)           (202)            (55)
-----------------------------
  C Class                             (3,575)           (32)        (15,652)         (4,294)
-----------------------------
From net realized gains
-----------------------------
  Investor Class                          --       (232,087)             --        (240,945)
--------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                (1,130,349)    (2,711,847)     (1,074,451)     (2,630,998)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions                (3,119,972)   (10,511,290)     (3,223,378)     (1,298,103)
--------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS        (2,484,228)   (14,046,816)     (2,564,050)     (5,126,127)

NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of period               61,740,591     75,787,407      64,951,384      70,077,511
--------------------------------------------------------------------------------------------
End of period                    $59,256,363   $ 61,740,591     $62,387,334     $64,951,384
============================================================================================

See Notes to Financial Statements.                                  (continued)

------
30

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MAY 31, 2004
--------------------------------------------------------------------------------
                                                       HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                             NOV. 30, 2004   MAY 31, 2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  2,626,706     $ 3,730,694
------------------------------------------
Net realized gain (loss)                                 91,174        (995,135)
------------------------------------------
Change in net unrealized appreciation                 2,185,459        (903,953)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             4,903,339       1,831,606
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income
------------------------------------------
  Investor Class                                     (1,402,367)     (2,750,692)
------------------------------------------
  A Class                                              (966,222)       (704,142)
------------------------------------------
  B Class                                               (56,444)        (72,484)
------------------------------------------
  C Class                                              (201,673)       (203,376)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (2,626,706)     (3,730,694)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                      24,652,681      42,671,909
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           26,929,314      40,772,821

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  98,672,830      57,900,009
--------------------------------------------------------------------------------
End of period                                      $125,602,144     $98,672,830
================================================================================

See Notes to Financial Statements.

------
31

Notes to Financial Statements

NOVEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Arizona Municipal Bond Fund (Arizona Municipal), Florida
Municipal Bond Fund (Florida Municipal) and High-Yield Municipal Fund
(High-Yield Municipal) (collectively, the funds) are three funds in a series issued by the trust. The funds are non-diversified under the 1940 Act. Arizona
Municipal's investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of
Arizona. Florida Municipal's investment objective is to seek safety of principal and high current income that is exempt from federal income tax and exempt from the Florida intangible personal property tax. Arizona Municipal and Florida
Municipal invest primarily in Arizona and Florida municipal obligations, respectively. High-Yield Municipal's investment objective is to seek high current income exempt from federal income taxes. Capital appreciation is a secondary objective. High-Yield Municipal invests primarily in long-term and intermediate-term municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Arizona Municipal and Florida
Municipal's A Class, B Class and C Class commenced on February 27, 2004, at which time the Investor Class was no longer available to new investors.
High-Yield Municipal A Class and B Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors. High-Yield
Municipal C Class commenced on July 24, 2002.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by

                                                                    (continued)

------
32

Notes to Financial Statements

NOVEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each fund and (2) a
Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee range from 0.1625% to
0.2800% for Arizona and Florida, and from 0.2925% to 0.4100% for High-Yield. The rates for the Complex Fee range from 0.2500% to 0.3100%. For the six months ended November 30, 2004, the effective annual management fee for each class of
Arizona Municipal, Florida Municipal, and High-Yield Municipal was 0.49%, 0.49%
and 0.62%, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                                          B & C
--------------------------------------------------------------------------------
Distribution Fee                                                          0.75%
--------------------------------------------------------------------------------
Service Fee                                                               0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the six months ended November 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------
33

Notes to Financial Statements

NOVEMBER 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended November 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                    ARIZONA          FLORIDA        HIGH-YIELD
                                 MUNICIPAL BOND   MUNICIPAL BOND     MUNICIPAL
--------------------------------------------------------------------------------
Purchases                         $13,591,122      $13,589,719      $38,523,639
--------------------------------------------------------------------------------
Proceeds from sales               $16,257,814      $14,228,652      $23,443,262
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                            ARIZONA MUNICIPAL BOND      FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
                             SHARES       AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2004
-----------------------
Sold                         254,836    $ 2,794,120      283,586    $ 3,070,795
-----------------------
Issued in reinvestment
of distributions              77,530        850,045       59,729        646,280
-----------------------
Redeemed                    (834,920)    (9,133,756)    (779,236)    (8,386,658)
--------------------------------------------------------------------------------
Net decrease                (502,554)   $(5,489,591)    (435,921)   $(4,669,583)
================================================================================
YEAR ENDED
MAY 31, 2004
-----------------------
Sold                       1,104,061   $ 12,270,490    2,239,701   $ 24,609,125
-----------------------
Issued in reinvestment
of distributions             194,526      2,153,394      163,544      1,785,188
-----------------------
Redeemed                  (2,390,629)   (26,478,887)  (2,699,299)   (29,538,071)
--------------------------------------------------------------------------------
Net decrease              (1,092,042)  $(12,055,003)    (296,054)  $ (3,143,758)
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2004
-----------------------
Sold                         214,563     $2,356,923       85,148       $922,645
-----------------------
Issued in reinvestment
of distributions               3,462         37,982        1,305         14,131
-----------------------
Redeemed                     (41,771)      (459,725)      (3,834)       (41,213)
--------------------------------------------------------------------------------
Net increase                 176,254     $1,935,180       82,619       $895,563
================================================================================
PERIOD ENDED
MAY 31, 2004(1)
-----------------------
Sold                         140,335     $1,525,844       75,652       $812,437
-----------------------
Issued in reinvestment
of distributions                 423          4,580          135          1,442
-----------------------
Redeemed                        (143)        (1,548)      (4,564)       (49,461)
--------------------------------------------------------------------------------
Net increase                 140,615     $1,528,876       71,223       $764,418
================================================================================

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

                                                                    (continued)

------
34

Notes to Financial Statements

NOVEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                            ARIZONA MUNICIPAL BOND      FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
                             SHARES       AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2004
-----------------------
Sold                              --             --          183        $ 1,975
-----------------------
Issued in reinvestment
of distributions                   3            $35           12            129
-----------------------
Redeemed                          --             --         (557)        (6,081)
--------------------------------------------------------------------------------
Net increase (decrease)            3            $35         (362)       $(3,977)
================================================================================
PERIOD ENDED
MAY 31, 2004(1)
-----------------------
Sold                             222         $2,501        1,618        $17,589
-----------------------
Issued in reinvestment
of distributions                   2             17            4             44
--------------------------------------------------------------------------------
Net increase                     224         $2,518        1,622        $17,633
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2004
-----------------------
Sold                          39,473       $433,143       70,474      $ 761,950
-----------------------
Issued in reinvestment
of distributions                 115          1,261          287          3,111
-----------------------
Redeemed                          --             --      (19,524)      (210,442)
--------------------------------------------------------------------------------
Net increase                  39,588       $434,404       51,237      $ 554,619
================================================================================
PERIOD ENDED
MAY 31, 2004(1)
-----------------------
Sold                           1,136        $12,287       96,560     $1,063,114
-----------------------
Issued in reinvestment
of distributions                   4             32           46            490
--------------------------------------------------------------------------------
Net increase                   1,140        $12,319       96,606     $1,063,604
================================================================================
(1) February 27, 2004 (commencement of sale) through May 31, 2004.

--------------------------------------------------------------------------------
                                                         HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                           SHARES     AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2004
----------------------------------------
Sold                                                     730,576    $ 7,440,104
----------------------------------------
Issued in reinvestment of distributions                   83,587        853,694
----------------------------------------
Redeemed                                                (428,143)    (4,350,563)
--------------------------------------------------------------------------------
Net increase                                             386,020    $ 3,943,235
================================================================================
YEAR ENDED MAY 31, 2004
----------------------------------------
Sold                                                   2,105,766   $ 21,372,933
----------------------------------------
Issued in reinvestment of distributions                  172,654      1,748,659
----------------------------------------
Redeemed                                              (2,096,608)   (21,123,641)
--------------------------------------------------------------------------------
Net increase                                             181,812   $  1,997,951
================================================================================

                                                                    (continued)

------
35

Notes to Financial Statements

NOVEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                         HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                           SHARES     AMOUNT
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2004
----------------------------------------
Sold                                                   1,822,985    $18,598,708
----------------------------------------
Issued in reinvestment of distributions                   77,252        789,660
----------------------------------------
Redeemed                                                (303,067)    (3,084,511)
--------------------------------------------------------------------------------
Net increase                                           1,597,170    $16,303,857
================================================================================
YEAR ENDED MAY 31, 2004
----------------------------------------
Sold                                                   3,322,531    $33,809,734
----------------------------------------
Issued in reinvestment of distributions                   58,748        596,254
----------------------------------------
Redeemed                                                (267,633)    (2,706,887)
--------------------------------------------------------------------------------
Net increase                                           3,113,646    $31,699,101
================================================================================
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2004
----------------------------------------
Sold                                                      54,750       $557,250
----------------------------------------
Issued in reinvestment of distributions                    1,586         16,208
----------------------------------------
Redeemed                                                  (4,977)       (51,015)
--------------------------------------------------------------------------------
Net increase                                              51,359       $522,443
================================================================================
YEAR ENDED MAY 31, 2004
----------------------------------------
Sold                                                     190,141     $1,926,243
----------------------------------------
Issued in reinvestment of distributions                    1,944         19,717
----------------------------------------
Redeemed                                                  (8,032)       (81,096)
--------------------------------------------------------------------------------
Net increase                                             184,053     $1,864,864
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2004
----------------------------------------
Sold                                                     416,526     $4,254,883
----------------------------------------
Issued in reinvestment of distributions                    4,661         47,666
----------------------------------------
Redeemed                                                 (41,051)      (419,403)
--------------------------------------------------------------------------------
Net increase                                             380,136     $3,883,146
================================================================================
YEAR ENDED MAY 31, 2004
----------------------------------------
Sold                                                     747,335     $7,588,614
----------------------------------------
Issued in reinvestment of distributions                    3,584         36,339
----------------------------------------
Redeemed                                                 (50,448)      (514,960)
--------------------------------------------------------------------------------
Net increase                                             700,471     $7,109,993
================================================================================

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed at
$575,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended November 30,
2004.

                                                                    (continued)

------
36

Notes to Financial Statements

NOVEMBER 30, 2004 (UNAUDITED)

6. RISK FACTORS

Arizona Municipal and Florida Municipal concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of Arizona and Florida, respectively, than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

High-Yield Municipal may concentrate its investments in certain states and therefore may have more exposure to credit risk related to those states than a fund with a broader geographical diversification. High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                     ARIZONA          FLORIDA       HIGH-YIELD
                                  MUNICIPAL BOND   MUNICIPAL BOND    MUNICIPAL
--------------------------------------------------------------------------------
Federal tax cost of investments    $57,422,098      $62,374,366    $118,621,222
================================================================================
Gross tax appreciation
of investments                      $2,903,789       $2,518,862      $3,781,020
-------------------------------
Gross tax depreciation
of investments                        (118,044)         (61,505)       (101,110)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                      $2,785,745       $2,457,357      $3,679,910
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Following are the capital loss carryovers and capital loss deferral amounts as of May 31, 2004:

--------------------------------------------------------------------------------
                                     ARIZONA          FLORIDA       HIGH-YIELD
                                  MUNICIPAL BOND   MUNICIPAL BOND    MUNICIPAL
--------------------------------------------------------------------------------
Accumulated capital losses                  --        $(144,503)    $(1,956,410)
--------------------------------------------------------------------------------
Capital loss deferral                       --        $(151,068)      $(849,206)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                            2008           2009           2010           2011
--------------------------------------------------------------------------------
Florida Municipal               --              --            --      $(144,503)
--------------------------------------------------------------------------------
High-Yield Municipal     $(396,804)    $(1,090,034)    $(323,643)     $(145,929)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the seven-month period ended May 31, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

------
37

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2004(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.83     $11.40     $10.89     $10.69     $10.12     $10.62
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.21       0.41       0.41       0.44       0.48       0.48
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.11      (0.53)      0.59       0.27       0.57      (0.47)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.32      (0.12)      1.00       0.71       1.05       0.01
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.21)     (0.41)     (0.41)     (0.44)     (0.48)     (0.48)
-------------------------
  From Net Realized Gains        --       (0.04)     (0.08)     (0.07)       --       (0.03)
--------------------------------------------------------------------------------------------
  Total Distributions          (0.21)     (0.45)     (0.49)     (0.51)     (0.48)     (0.51)
--------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period               $10.94     $10.83     $11.40     $10.89     $10.69     $10.12
============================================================================================
  TOTAL RETURN(2)               2.95%     (1.06)%     9.36%      6.74%     10.57%      0.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.50%(3)      0.51%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.80%(3)      3.70%      3.70%      4.04%      4.57%      4.71%
-------------------------
Portfolio Turnover Rate           24%        26%        50%        77%       104%       117%
-------------------------
Net Assets, End of Period
(in thousands)                $55,340    $60,203    $75,787    $66,327    $50,309    $40,594
--------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
38

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                             2004(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.83     $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income                                        0.19       0.10
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.11      (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.30      (0.32)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                  (0.19)     (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.94     $10.83
================================================================================
  TOTAL RETURN(3)                                              2.82%     (2.87)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.75%(4)    0.76%(4)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        3.55%(4)    3.63%(4)
----------------------------------------------------
Portfolio Turnover Rate                                          24%      26%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                      $3,468      $1,523
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
39

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                             2004(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.83     $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income                                        0.15       0.08
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.11      (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.26      (0.34)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
  From Net Investment Income                                  (0.15)     (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.94     $10.83
================================================================================
  TOTAL RETURN(3)                                              2.44%     (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.50%(4)    1.51%(4)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        2.80%(4)    2.88%(4)
----------------------------------------------------
Portfolio Turnover Rate                                          24%      26%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                          $2          $2
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
40

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                             2004(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.83     $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income                                        0.15       0.08
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.11      (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.26      (0.34)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                  (0.15)     (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.94     $10.83
================================================================================
  TOTAL RETURN(3)                                              2.43%     (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.50%(4)    1.51%(4)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        2.80%(4)    2.88%(4)
----------------------------------------------------
Portfolio Turnover Rate                                          24%      26%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                        $446         $12
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
41

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2004(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.68     $11.29     $10.73     $10.67     $10.08     $10.50
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.19       0.42       0.42       0.44       0.47       0.45
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.11      (0.56)      0.62       0.19       0.59      (0.41)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.30      (0.14)      1.04       0.63       1.06       0.04
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.19)     (0.42)     (0.42)     (0.44)     (0.47)     (0.45)
-------------------------
  From Net Realized Gains        --       (0.05)     (0.06)     (0.13)       --       (0.01)
--------------------------------------------------------------------------------------------
  Total Distributions          (0.19)     (0.47)     (0.48)     (0.57)     (0.47)     (0.46)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.79     $10.68     $11.29     $10.73     $10.67     $10.08
============================================================================================
  TOTAL RETURN(2)               2.79%     (1.30)%     9.90%      5.98%     10.70%      0.49%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.50%(3)      0.51%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.47%(3)      3.82%      3.78%      4.03%      4.49%      4.49%
-------------------------
Portfolio Turnover Rate           23%        59%        45%        75%       138%       155%
-------------------------
Net Assets, End of Period
(in thousands)                $59,117    $63,142    $70,078    $54,565    $53,860    $46,077
--------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
42

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                             2004(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.68     $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income                                        0.17       0.09
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.11      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.28      (0.34)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                  (0.17)     (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.79     $10.68
================================================================================
  TOTAL RETURN(3)                                              2.67%     (3.10)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.75%(4)    0.76%(4)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        3.22%(4)    3.34%(4)
----------------------------------------------------
Portfolio Turnover Rate                                          23%      59%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                      $1,661        $761
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
43

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                             2004(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.68     $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income                                        0.13       0.07
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.11      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.24      (0.36)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                  (0.13)     (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.79     $10.68
================================================================================
  TOTAL RETURN(3)                                              2.29%     (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.50%(4)    1.51%(4)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        2.47%(4)    2.59%(4)
----------------------------------------------------
Portfolio Turnover Rate                                          23%      59%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                         $14         $17
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
44

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                             2004(1)    2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.68     $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income                                        0.13       0.07
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                      0.11      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.24      (0.36)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                  (0.13)     (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.79     $10.68
================================================================================
  TOTAL RETURN(3)                                              2.28%     (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.50%(4)    1.51%(4)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        2.47%(4)    2.59%(4)
----------------------------------------------------
Portfolio Turnover Rate                                          23%      59%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                      $1,596      $1,032
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
45

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------
                             2004(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.04     $10.25      $9.87      $9.62      $9.32     $10.12
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.25       0.52       0.53       0.53       0.53       0.51
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.22      (0.21)      0.38       0.25       0.30      (0.79)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.47       0.31       0.91       0.78       0.83      (0.28)
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.25)     (0.52)     (0.53)     (0.53)     (0.53)     (0.51)
-------------------------
  From Net Realized Gains       --         --         --         --         --       (0.01)
--------------------------------------------------------------------------------------------
  Total Distributions         (0.25)     (0.52)     (0.53)     (0.53)     (0.53)     (0.52)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.26     $10.04     $10.25      $9.87      $9.62      $9.32
============================================================================================
  TOTAL RETURN(2)              4.73%      3.07%      9.40%      8.25%      9.13%     (2.81)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.63%(3)      0.64%      0.64%      0.64%      0.64%    0.52%(4)
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                  4.92%(3)      5.06%      5.22%      5.39%      5.59%    5.31%(4)
-------------------------
Portfolio Turnover Rate          22%        27%        43%        28%        50%         60%
-------------------------
Net Assets, End of Period
(in thousands)               $59,488    $54,340    $53,621    $36,162    $29,342     $28,189
--------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) ACIM voluntarily agreed to pay all expenses of the fund from March 31, 1998
    (inception) through April 30, 1999. In May 1999, ACIM began adding expenses at a rate of 0.10% of average daily closing net assets per month until
    October 31, 1999. In absence of the waiver, the ratio of operating expenses to average net assets would have been 0.64% and the ratio of net investment income to average net assets would have been 5.19%.

See Notes to Financial Statements.

------
46

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              A CLASS
--------------------------------------------------------------------------------
                                                    2004(1)    2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $10.04    $10.25     $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                               0.24      0.49       0.17
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.22     (0.21)      0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.46      0.28       0.36
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                         (0.24)    (0.49)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $10.26    $10.04     $10.25
================================================================================
  TOTAL RETURN(3)                                     4.60%     2.81%      3.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              0.88%(4)     0.89%   0.88%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                              4.67%(4)     4.81%   5.03%(4)
-----------------------------------------
Portfolio Turnover Rate                                 22%       27%     43%(5)
-----------------------------------------
Net Assets, End of Period (in thousands)            $50,449   $33,335     $2,117
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
47

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              B CLASS
--------------------------------------------------------------------------------
                                                    2004(1)    2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $10.04    $10.25     $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                               0.20      0.42       0.15
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.22     (0.21)      0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.42      0.21       0.34
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                         (0.20)    (0.42)     (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $10.26    $10.04     $10.25
================================================================================
  TOTAL RETURN(3)                                     4.21%     2.05%      3.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.63%(4)     1.64%   1.63%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                              3.92%(4)     4.06%   4.35%(4)
-----------------------------------------
Portfolio Turnover Rate                                 22%       27%     43%(5)
-----------------------------------------
Net Assets, End of Period (in thousands)             $3,124    $2,541       $708
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
48

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             C CLASS
--------------------------------------------------------------------------------
                                                    2004(1)    2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $10.04    $10.25     $10.03
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                               0.20      0.43       0.39
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.22     (0.21)      0.22
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.42      0.22       0.61
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                         (0.20)    (0.43)     (0.39)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $10.26    $10.04     $10.25
================================================================================
  TOTAL RETURN(3)                                     4.21%     2.20%      6.15%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.63%(4)     1.54%   1.39%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                              3.92%(4)     4.16%   4.55%(4)
-----------------------------------------
Portfolio Turnover Rate                                 22%       27%     43%(5)
-----------------------------------------
Net Assets, End of Period (in thousands)            $12,541    $8,457     $1,454
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2004 (unaudited).

(2) July 24, 2002 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
49

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A Class, B Class, and C
Class shares are higher than that of Investor Class shares. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS OF HIGH-YIELD
MUNICIPAL. ON FEBRUARY 27, 2004, INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW
INVESTORS OF ARIZONA MUNICIPAL AND FLORIDA MUNICIPAL.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual
Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
50

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
51

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market-value-weighted index designed for the long-term tax-exempt bond market. THE LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

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[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0501                         American Century Investment Services, Inc.
SH-SAN-41366N                (c)2005 American Century Proprietary Holdings, Inc.
                             All rights reserved.

ITEM 2.   CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE  OF PROXY VOTING POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place procedures  by which  shareholders  may recommend  nominees to the  registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    January 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                 (principal executive officer)

Date:    January 28, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    January 28, 2005